                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:         811-7734

Exact name of registrant as specified
in charter:                                 Hallmark Equity Series Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    March 31st

Date of reporting period:                   September 30, 2005

ITEM 1.    SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) A RESERVE MANAGEMENT AFFILIATE LOGO]

SEMI-ANNUAL REPORT


HALLMARK EQUITY SERIES TRUST

HALLMARK CAPITAL APPRECIATION FUND

HALLMARK INFORMED INVESTORS GROWTH FUND

HALLMARK INTERNATIONAL EQUITY FUND

HALLMARK INTERNATIONAL SMALL-CAP FUND

HALLMARK LARGE-CAP GROWTH FUND

HALLMARK MID-CAP GROWTH FUND

HALLMARK SMALL-CAP GROWTH FUND

HALLMARK STRATEGIC GROWTH FUND


SEPTEMBER 30, 2005

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                     VALUE
SHARES   COMMON STOCKS--90.4%                                                       (NOTE 1)
------   --------------------                                                     ------------
         AEROSPACE/DEFENSE--4.1%
 3,775   United Technologies Corp.                                                $    195,696
                                                                                  ------------
         BANKING--4.9%
 3,975   Wells Fargo & Co                                                              232,816
                                                                                  ------------
         BUSINESS SERVICES--5.0%
 5,000   McGraw-Hill Companies, Inc.                                                   240,200
                                                                                  ------------
         COMMUNICATION-RADIO--3.4%
25,000   Sirius Satellite Radio, Inc.*                                                 163,500
                                                                                  ------------
         COMPUTER NETWORKING--3.9%
 6,500   Allied Capital Corp.                                                          186,095
                                                                                  ------------
         COMPUTER SOFTWARE--8.8%
 4,400   Electronic Arts, Inc.*                                                        250,316
 8,000   Verisign, Inc.*                                                               170,960
                                                                                  ------------
                                                                                       421,276
                                                                                  ------------
         COMPUTERS--4.3%
 2,575   International Business Machines                                               206,567
                                                                                  ------------
         CONSUMER PRODUCTS--3.2%
 2,600   Procter & Gamble Co.                                                          154,596
                                                                                  ------------
         DRUGS & HEALTH CARE--4.0%
 3,000   Johnson & Johnson, Inc.                                                       189,840
                                                                                  ------------
         ELECTRIC-INTEGRATED--2.0%
 2,775   General Electric Co.                                                           93,434
                                                                                  ------------
         FINANCIAL SERVICES--3.1%
 4,000   American Capital Strategies                                                   146,640
                                                                                  ------------
         HEALTH-BIOTECHNOLOGY/PHARMA & MEDICAL--7.0%
 2,375   Amgen Inc.*                                                                   189,216
 2,550   Techne Corp.*                                                                 145,299
                                                                                  ------------
                                                                                       334,515
                                                                                  ------------
         OIL EXPLORATION AND PRODUCTION--7.3%
 1,575   Apache Corp.                                                                  118,472
 3,325   Devon Energy Corp.                                                            228,228
                                                                                  ------------
                                                                                       346,700
                                                                                  ------------
         OIL/GAS EQUIPMENT SVCS.--6.0%
 8,000   BJ Services Co.                                                               287,920
                                                                                  ------------
         PHARMACEUTICAL SERVICES--4.3%
 3,000   Zimmer Holdings, Inc.*                                                        206,670
                                                                                  ------------
         POLLUTION CONTROL--3.5%
 4,525   Headwaters, Inc.*                                                             169,235
                                                                                  ------------
         RADIO, TV & BROADCAST COMMUNICATION EQUIP--3.0%
 4,000   XM Satellite Radio Hold CL A.*                                                143,640
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES   COMMON STOCKS (CONTINUED)                                                  (NOTE 1)
------   -------------------------                                                ------------
         SEMICONDUCTOR RELATED DEVICE--4.8%
 6,100   Linear Technology Corp.                                                  $    229,299
                                                                                  ------------
         TELECOMMUNICATIONS--3.7%
 4,000   QUALCOMM, Inc.                                                                179,000
                                                                                  ------------
         TELECOMMUNICATIONS EQUIPMENT--4.1%
60,000   Lucent Technologies, Inc.*                                                    195,000
                                                                                  ------------

         TOTAL INVESTMENTS (COST $3,914,531)                            90.4%        4,322,639
         OTHER ASSETS, LESS LIABILITIES                                  9.6           459,228
                                                                       -----      ------------
         NET ASSETS                                                    100.0%     $  4,781,867
                                                                       =====      ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $3,914,531)                                                   $   4,322,639
   Cash                                                                        451,081
   Dividends and interest receivable                                             8,150
                                                                         -------------
     Total Assets                                                            4,781,870
                                                                         -------------

LIABILITIES:
   Miscellaneous expenses payable                                                    3
                                                                         -------------
     Total Liabilities                                                               3
                                                                         -------------
NET ASSETS (Notes 1):                                                    $   4,781,867
                                                                         =============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                              $         717
   Paid in surplus                                                          11,053,443
   Accumulated undistributed net investment income                               5,238
   Accumulated net realized loss on investments                             (6,685,639)
   Net unrealized appreciation on investments                                  408,108
                                                                         -------------
NET ASSETS                                                               $   4,781,867
                                                                         =============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($3,524,565/412,462 shares)                                   $        8.55
                                                                         =============
   Class I ($1,257,302/303,903 shares)                                   $        4.14
                                                                         =============

STATEMENT OF OPERATIONS
SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                             $      25,109
   Miscellaneous income                                                             23
                                                                         -------------
     Total Investment Income                                                    25,132
                                                                         -------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                    21,389
     Class I                                                                     5,602
   Distribution (12b-1) fees - Class R                                           4,456
   Trustee fees                                                                     --
   Miscellaneous fees                                                                3
                                                                         -------------
     Total Expenses                                                             31,450
                                                                         -------------
     Net Investment Loss                                                        (6,318)
                                                                         -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
   Net realized gain on investments                                            125,504
   Net change in unrealized appreciation on investments                        248,848
                                                                         -------------
   Net realized and unrealized gain on investments                             374,352
                                                                         -------------
   Net Increase in Net Assets Resulting from Operations                  $     368,034
                                                                         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

                      STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                   THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  2005             2005
                                                                              -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) gain                                                  $      (6,318)   $       3,071
  Net realized gain from investment transactions                                    125,504          168,682
  Net change in unrealized appreciation (depreciation) on investments               248,848         (650,902)
                                                                              -------------    -------------
  Net increase (decrease) in net assets resulting from operations                   368,034         (479,149)
                                                                              -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
   Class R                                                                               --               --
   Class I                                                                               --               --
                                                                              -------------    -------------
  Total distributions to shareholders                                                    --               --
                                                                              -------------    -------------

CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                       47,547          231,557
  Reinvestment of distributions                                                          --               --
  Cost of shares redeemed                                                          (549,572)        (788,092)
                                                                              -------------    -------------
  Net decrease in net assets resulting from capital share transactions             (502,025)        (556,535)
                                                                              -------------    -------------
  Net decrease in net assets                                                       (133,991)      (1,035,684)

NET ASSETS:
  Beginning of period                                                             4,915,858        5,951,542
                                                                              -------------    -------------
  End of period (Including overdistributed and undistributed net investment
   income of $(6,318) and $3,071, respectively.)                              $   4,781,867    $   4,915,858
                                                                              =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                       VALUE
  SHARES   COMMON STOCKS--99.1%                                                       (NOTE 1)
  ------   --------------------                                                     ------------
           CONSUMER DISCRETIONARY--26.7%
   1,950   Dean Foods                                                               $     75,777
   2,150   Family Dollar Stores, Inc.                                                     42,721
   2,650   Graco Inc.*                                                                    90,842
     750   Harman International Inc.*                                                     76,703
   3,100   Lamar Advertising Co.                                                         140,616
   3,400   Liberty Media Global Inc.                                                      87,549
   3,400   Liberty Global Inc                                                             92,071
   2,075   Logitech Intl. ADR                                                             84,555
   1,175   Magic Investment Corp.                                                         55,124
     875   Marriott International                                                         66,353
   2,650   McCormick & Company Inc.*                                                      61,189
   2,625   MGI Pharma                                                                     75,435
   2,300   O'Reilly Automotive, Inc.                                                      64,814
   1,950   Ralcorp Holdings Inc.                                                          81,744
   2,100   Robert Half International*                                                     74,739
   1,250   Royal Caribbean Cruise                                                         54,000
   2,075   Stericycle Inc.                                                               118,586
   8,175   Univision Communications                                                      216,883
                                                                                    ------------
                                                                                       1,559,701
                                                                                    ------------
           ENERGY--5.3%
   4,300   BJ Services Co.                                                               154,757
   2,225   Chesapeake Energy Corp.*                                                       85,106
   1,200   Constellation Energy Group                                                     73,920
                                                                                    ------------
                                                                                         313,783
                                                                                    ------------
           FINANCIAL--16.9%
   1,475   Ambac Financial Group                                                          99,252
     150   Chicago Mercantile Exc*                                                        50,594
   1,850   City National Corp.                                                           129,666
   1,850   Comerica, Inc.                                                                108,965
   2,700   Eaton Vance Corp                                                               67,014
   3,375   Jefferies Group Inc.                                                          146,981
   1,525   Marshall & Ilsley Corp.*                                                       86,470
   2,150   Northern Trust Corp.                                                          108,683
   1,875   Protective Life Corporation                                                    77,213
   4,050   Synovus Financial Corp.                                                       112,266
                                                                                    ------------
                                                                                         987,104
                                                                                    ------------
           HEALTH CARE--16.0%
   2,475   Charles River Laboratories                                                    107,960
   1,525   Davita Inc.                                                                    70,257
   2,100   Express Scripts Inc.                                                          130,620
   2,475   Fisher Scientific Intl                                                        153,574
   3,450   Health Management Assoc                                                        80,972
   1,725   Hospira, Inc.                                                                  70,673
   2,325   Respironics, Inc.                                                              98,069
   4,375   Thermo Electron Corp.                                                         135,188
   2,200   Varian Medical Systems                                                         86,922
                                                                                    ------------
                                                                                         934,235
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       VALUE
  SHARES   COMMON STOCKS (CONTINUED)                                                  (NOTE 1)
  ------   ------------------------                                                 ------------
           INDUSTRIALS--19.4%
   4,500   Altera Corp.                                                             $    106,288
     650   ITT Industries Inc.*                                                           73,840
   1,675   Jacobs Engineering Group                                                      112,895
   5,197   Littelfuse, Inc.                                                              146,191
   2,750   Oshkosh Truck Corp.                                                           118,690
   3,625   Republic Services, Inc.                                                       127,928
   1,275   Ritchie Brothers Auctioneer*                                                   56,087
   3,025   Rockwell Collins Inc.                                                         146,168
   2,500   Roper Industries Inc.                                                          98,225
   4,200   Smith International, Inc.                                                     139,902
                                                                                    ------------
                                                                                       1,126,214
                                                                                    ------------

           INFORMATION TECH--6.0%
   2,800   Choicepoint, Inc.                                                             120,876
   3,075   Cognos, Inc.                                                                  119,710
  11,000   Symbol Technologies, Inc.                                                     106,480
                                                                                    ------------
                                                                                         347,066
                                                                                    ------------

           MATERIALS--4.4%
   1,800   Air Products & Chemicals                                                       85,994
   1,925   GlobalSantefe Corp.                                                            87,819
   2,700   Jabil Circuit Inc.                                                             83,484
                                                                                    ------------
                                                                                         257,297
                                                                                    ------------

           SEMICONDUCTORS--1.5%
   3,025   Microchip Technology                                                           91,113
                                                                                    ------------

           TELECOMMUNICATION--2.9%
   1,600   Anteon International Corp.                                                     68,416
   3,725   National Semiconductor Corp.                                                   97,968
                                                                                    ------------
                                                                                         166,384
                                                                                    ------------

           TOTAL INVESTMENTS (COST $5,425,792)                            99.1%        5,782,897
           OTHER ASSETS, LESS LIABILITIES                                  0.9            49,362
                                                                         -----      ------------
           NET ASSETS                                                    100.0%     $  5,832,259
                                                                         =====      ============

----------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $5,425,792)                                                   $   5,782,897
   Receivable for securities sold                                               54,328
   Dividends and interest receivable                                             4,717
                                                                         -------------
     Total Assets                                                            5,841,942
                                                                         -------------

LIABILITIES:
   Cash due to custodian                                                         9,679
   Miscellaneous expense payable                                                     4
                                                                         -------------
     Total Liabilities                                                           9,683
                                                                         -------------
TOTAL NET ASSETS (Note 1)                                                $   5,832,259
                                                                         =============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)                    $         506
   Paid in surplus                                                          12,970,142
   Undistributed net investment income                                          (2,123)
   Accumulated net realized loss on investments                             (7,493,371)
   Net unrealized appreciation on investments                                  357,105
                                                                         -------------
NET ASSETS                                                               $   5,832,259
                                                                         =============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($4,342,466/362,281 shares)                                   $       11.99
                                                                         =============
   Class I ($1,489,793/143,029 shares)                                   $       10.42
                                                                         =============

STATEMENT OF OPERATIONS
SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                             $      20,768
   Interest                                                                     (1,903)
   Miscellaneous income                                                              0
                                                                         -------------
     Total Investment Income                                                    18,865
                                                                         -------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                    29,962
     Class I                                                                     7,340
   Distribution (12b-1) fees - Class R                                           5,762
   Interest expense                                                                 --
   Trustee fees                                                                     --
   Miscellaneous: Accounting salaries expense                                        4
                                                                         -------------
     Total Expenses                                                             43,068
                                                                         -------------
     Net Investment Loss                                                       (24,203)
                                                                         -------------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 1):
   Net realized gain on investments                                            152,012
   Net change in unrealized appreciation on
     investments                                                               128,779
                                                                         -------------
   Net realized and unrealized gain on investments                             280,791
                                                                         -------------
   Net Increase in Net Assets Resulting from
     Operations                                                          $     256,588
                                                                         =============

                      STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                   THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  2005             2005
                                                                              -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                $     (24,203)   $      18,842
  Net realized gain on investments                                                  152,012          216,035
  Net change in unrealized appreciation on investments                              128,779          186,330
                                                                              -------------    -------------
  Net increase in net assets resulting from operations                              256,588          421,207
                                                                              -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                       77,220          782,221
  Cost of shares redeemed                                                          (656,252)      (1,193,915)
                                                                              -------------    -------------
  Net decrease in net assets resulting from capital share transactions             (579,032)        (411,694)
                                                                              -------------    -------------
  Net increase (decrease) in net assets                                            (322,444)           9,513

NET ASSETS:
  Beginning of period                                                             6,154,703        6,145,190
                                                                              -------------    -------------
  End of period (Including overdistributed and undistributed net investment
    income of $(24,203) and $18,842, respectively                             $   5,832,259    $   6,154,703
                                                                              =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

SHARES   COMMON STOCKS--96.3%                                                        VALUE
------   --------------------                                                     ------------
         AUSTRALIA--2.8%
 2,700   Aristocrat Leisure Ltd                                                   $     24,396
 2,605   Rinker Group Ltd                                                               32,933
                                                                                  ------------
                                                                                        57,329
                                                                                  ------------
         AUSTRIA--2.0%
    75   Oest Elektrizitatswirts-                                                       26,297
   270   Erste Bank Der Oester                                                          14,428
                                                                                  ------------
                                                                                        40,725
                                                                                  ------------
         BERMUDA--1.5%
   650   Marvell Technology Group                                                       29,744
                                                                                  ------------
                                                                                        29,744
                                                                                  ------------
         BRAZIL--1.2%
   500   Banco Bradesco-Sponsored ADR                                                   24,460
                                                                                  ------------
         CANADA--1.1%
   400   Encana Corporation                                                             23,324
                                                                                  ------------
         FINLAND--4.8%
   625   Stockmann Oyj ABP                                                              25,299
   400   Yit-Yhtyma Oy                                                                  16,955
 2,400   Nokian Renkaat                                                                 56,803
                                                                                  ------------
                                                                                        99,057
                                                                                  ------------
         FRANCE--5.7%
   530   Veolia Environment                                                             22,345
   130   Pernod Ricard                                                                  22,932
   255   BNP Paribas                                                                    19,367
   815   Axalto Holding NV                                                              29,878
   260   Vinci SA                                                                       22,370
                                                                                  ------------
                                                                                       116,892
                                                                                  ------------
         GERMANY--6.2%
   725   Sap AG Spon ADR                                                                31,371
   825   Commerzbank AG                                                                 22,556
   690   Continental AG                                                                 56,574
   375   Hochtief AG                                                                    16,666
                                                                                  ------------
                                                                                       127,167
                                                                                  ------------
         HONG KONG--5.3%
 1,500   Espirit Holdings Ltd                                                           11,216
36,000   Xinao Gas Holdings                                                             28,310
20,000   Shangri-La Asia Ltd                                                            32,358
 5,000   Techtronic Industries                                                          12,731
22,000   Foxconn Intl Hldgs                                                             23,824
                                                                                  ------------
                                                                                       108,439
                                                                                  ------------
         HUNGARY--1.3%
   330   OTP Bank Reg S GDR                                                             26,070
                                                                                  ------------
         INDIA--5.5%
   900   HDFC Bank Ltd                                                                  46,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   COMMON STOCKS (CONTINUED)                                                   VALUE
------   -------------------------                                                ------------
         INDIA (CONTINUED)
   905   ICICI Bank Ltd                                                           $     25,566
   545   Infosys Technology ADR                                                         40,483
                                                                                  ------------
                                                                                       112,129
                                                                                  ------------
         IRELAND--2.4%
 2,210   Kingspan Group PLC                                                             28,395
 1,605   Anglo Irish Bank Corp PL                                                       21,778
                                                                                  ------------
                                                                                        50,173
                                                                                  ------------
         JAPAN--25.7%
   700   Aeon Credit Service                                                            50,817
   700   United Arrows Ltd                                                              31,477
 2,000   Chiyoda Corp                                                                   36,783
   600   Daito Trust Construction                                                       26,241
   300   Otsuka Corporation                                                             29,171
 1,200   Hoya Corp                                                                      39,810
   400   Ibiden Co Ltd                                                                  16,649
     4   Sumitomo Mitsui                                                                37,663
   600   Matsumotokiyoshi Co Ltd                                                        19,483
 2,000   Mitui Fudosan Co Ltd                                                           30,042
 2,000   Nippon Elec Glass Co Ltd                                                       35,991
   900   Santen Pharmaceutical Co                                                       23,284
 2,000   Neomax Co Ltd                                                                  56,670
   400   TDK Corp                                                                       28,476
   600   Toyota Motor Corp                                                              27,455
   500   Yamada Denki                                                                   37,971
                                                                                  ------------
                                                                                       527,983
                                                                                  ------------
         LUXEMBOURG--2.0%
   300   Temaris SA - ADR                                                               41,352
                                                                                  ------------
         MEXICO--3.0%
 1,440   America Movil SA de CV                                                         37,901
   475   Cemex SA - Spons ADR                                                           24,843
                                                                                  ------------
                                                                                        62,744
                                                                                  ------------
         NETHERLANDS--1.5%
   970   Chicago Bridge & Iron NY                                                       30,157
                                                                                  ------------
         NORWAY--0.8%
 1,290   Tandberg Television ASA                                                        16,790
                                                                                  ------------
         SINGAPORE--0.8%
13,000   Jurong Technologies Ind                                                        15,822
                                                                                  ------------
         SOUTH KOREA--3.8%
   865   Kookmin Bank - Spon ADR                                                        51,251
 1,250   LG Phillips Lcd Co Ltd ADR                                                     25,700
                                                                                  ------------
                                                                                        76,951
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   COMMON STOCKS (CONTINUED)                                                   VALUE
------   -------------------------                                                ------------
         SPAIN--5.0%
   720   Grupo Ferrovial                                                          $     59,872
   600   Abengoa SA                                                                     10,548
   900   Fadesa Inmobiliaria SA                                                         32,314
                                                                                  ------------
                                                                                       102,734
                                                                                  ------------
         SWEDEN--2.2%
   460   Elekta Inst Ab B                                                               21,035
 6,780   Ericsson Lm Tel B                                                              24,716
                                                                                  ------------
                                                                                        45,751
                                                                                  ------------
         SWITZERLAND--6.6%
   170   Alcon Inc                                                                      21,740
    29   SGS Soc Gen Surveillance                                                       22,343
    95   Straumann Holding AG-REG                                                       25,418
   200   Nobel Biocare Holding AG                                                       47,068
   160   Synthes Inc                                                                    18,691
                                                                                  ------------
                                                                                       135,260
                                                                                  ------------
         UNITED KINGDOM--5.1%
 1,100   Standard Chartered PLC                                                         23,704
 1,690   Smiths Group PLC                                                               28,557
 6,060   Tesco PLC                                                                      33,048
 1,275   Neteller PLC                                                                   18,532
                                                                                  ------------
                                                                                       103,841
                                                                                  ------------

         Total Common Stocks (Cost $1,500,384)                                       1,974,894
                                                                                  ------------

         PREFERRED STOCKS--0.6%

    16   Porsche AG PFD                                                                 12,275
                                                                                  ------------
         Total Preferred Stocks (Cost $10,744)                                          12,275
                                                                                  ------------

         TOTAL INVESTMENTS (COST $1,511,128)                            96.9         1,987,169
         OTHER ASSETS, LESS LIABILITIES                                  3.1            64,087
                                                                       -----      ------------
         NET ASSETS                                                    100.0%     $  2,051,256
                                                                       =====      ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $1,511,128)                                                   $   1,987,169
   Cash                                                                         62,946
   Receivable for securities sold                                               18,780
   Dividends receivable                                                         16,129
                                                                         -------------
     Total Assets                                                            2,085,024
                                                                         -------------

LIABILITIES:
   Payable securities purchased                                                 33,766
   Miscellaneous expense payable                                                     2
                                                                         -------------
     Total Liabilities                                                          33,768
                                                                         -------------
TOTAL NET ASSETS (Notes 1&5)                                             $   2,051,256
                                                                         =============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)                    $         184
   Paid in capital                                                           4,525,887
   Accumulated net investment loss                                             (63,978)
   Accumulated net realized loss on investments
     and foreign currency transactions                                      (2,886,788)
   Net unrealized appreciation on investments
     and translation of foreign currency                                       475,951
                                                                         -------------
NET ASSETS                                                               $   2,051,256
                                                                         =============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,531,128/130,790 shares)                                   $       11.71
                                                                         =============
   Class I ($520,128/52,142 shares)                                      $        9.98
                                                                         =============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                            $      24,275
                                                                         -------------
     Total Investment Income                                                    24,275
                                                                         -------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                    12,241
     Class I                                                                     3,030
   Distribution (12b-1) fees                                                     1,974
   Foreign tax expense                                                           2,269
   Miscellaneous expense                                                             2
                                                                         -------------
     Total Expenses                                                             19,516
                                                                         -------------
     Net Investment Income                                                       4,759
                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                            173,369
   Net realized loss on foreign currency transactions                          (24,245)
   Net change in unrealized appreciation on investments                         76,269
   Net change in unrealized loss on translation of
     foreign currency                                                           (2,106)
                                                                         -------------
   Net realized and unrealized gain on investments                             223,287
                                                                         -------------
   Net Increase in Net Assets Resulting from
     Operations                                                          $     228,046
                                                                         =============

----------
* Dividends are net of foreign tax withholdings of $2,269

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                              FOR THE PERIOD   FOR THE YEAR
                                                                                  ENDED            ENDED
                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  2005             2005
                                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                $       4,759    $     (10,160)
  Net realized gain on investment transactions                                      173,369           65,654
  Net realized loss on foreign currency transactions                                (24,245)         (36,599)
  Net change in unrealized appreciation on investments                               76,269          168,195
  Net change in unrealized appreciation (depreciation) on foreign currency           (2,106)           1,277
                                                                              -------------    -------------
  Net increase in net assets resulting from operations                              228,046          188,367
                                                                              -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                      214,629          163,692
  Cost of shares redeemed                                                          (514,315)        (254,068)
                                                                              -------------    -------------
  Net decrease in net assets resulting from capital share transactions             (299,686)         (90,376)
                                                                              -------------    -------------
  Net increase (decrease) in net assets                                             (71,640)          97,991

NET ASSETS:
  Beginning of period                                                             2,122,896        2,024,905
                                                                              -------------    -------------
  End of period (Including undistributed and overdistributed net
   investment income of $4,759 and $(10,160), respectively)                   $   2,051,256    $   2,122,896
                                                                              =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

              SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                     VALUE
SHARES   COMMON STOCKS--95.4%                                                       (NOTE 1)
------   --------------------                                                     ------------
         AUSTRALIA--4.9%
 1,285   Aristocrat Leisure Ltd                                                   $     11,611
   515   Sonic Healthcare Ltd                                                            6,087
   580   Toll Holdings Ltd                                                               6,147
   680   UNiTAB Limited                                                                  6,792
                                                                                  ------------
                                                                                        30,637
                                                                                  ------------
         DENMARK--1.1%
   130   Jyske Bank                                                                      6,558
                                                                                  ------------
         FINLAND--3.8%
   370   Nokian Renkaat                                                                  8,757
   350   Yit-Yhtyma Oy                                                                  14,836
                                                                                  ------------
                                                                                        23,593
                                                                                  ------------
         FRANCE--11.2%
   375   Axalto Holding NV                                                              13,747
   125   Cie Generale de Geophysi                                                       13,044
   100   Eiffage                                                                         9,348
   130   Neopost SA                                                                     12,590
   130   Orpea                                                                           7,662
   230   Zodiac SA                                                                      13,561
                                                                                  ------------
                                                                                        69,952
                                                                                  ------------
         GERMANY--4.8%
   180   K&S AG                                                                         12,696
   170   Rheinmetall AG                                                                 11,227
    60   Wincor Nixdorf AG                                                               5,822
                                                                                  ------------
                                                                                        29,745
                                                                                  ------------
         IRELAND--6.0%
  1800   Anglo Irish Bank Corp PL                                                       24,424
  1030   Kingspan Group PLC                                                             13,234
                                                                                  ------------
                                                                                        37,658
                                                                                  ------------
         ITALY--5.7%
   760   Azimut Holding SpA                                                              6,142
   400   Erg SpA                                                                        11,047
 1,040   Geox SpA                                                                       10,359
   134   Tod's SpA                                                                       8,079
                                                                                  ------------
                                                                                        35,627
                                                                                  ------------
         JAPAN--8.2%
     2   En-Japan Inc                                                                    8,501
  1000   Nabtesco Corp                                                                   8,738
   100   Otsuka Corporation                                                              9,724
   200   Point Inc                                                                      10,207
   400   Sysmex Corp                                                                    13,833
                                                                                  ------------
                                                                                        51,003
                                                                                  ------------
         NETHERLANDS--9.9%
   480   Fugro NV CVA                                                                   14,468
   350   Heijmans N.V                                                                   15,861

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES   COMMON STOCKS (CONTINUED)                                                  (NOTE 1)
------   -------------------------                                                ------------
         NETHERLANDS (CONTINUED)
   130   Koninklijke Bam Groep NV                                                 $     11,926
    80   Opg Groep NV-CVA                                                                6,076
   295   Tomtom                                                                         13,302
                                                                                  ------------
                                                                                        61,633
                                                                                  ------------
         NORWAY--5.6%
 2,600   Fast Search & Transfer                                                          9,805
   530   Fred Olsen Energy ASA                                                          16,750
   640   Tandberg Television ASA                                                         8,330
                                                                                  ------------
                                                                                        34,885
                                                                                  ------------
         PORTUGAL--2.2%
 3,330   Mota Engil Sgps SA                                                             13,436
                                                                                  ------------
         SINGAPORE--5.9%
10,000   Cosco Corp Singapore Ltd                                                       15,007
 7,000   Jurong Technologies Ind                                                         8,519
11,000   Starhub Ltd                                                                    13,128
                                                                                  ------------
                                                                                        36,654
                                                                                  ------------
         SPAIN--5.4%
   320   Enagas                                                                          5,745
   420   Fadesa Inmobiliaria SA                                                         15,080
    85   Grupo Ferrovial                                                                 7,067
   275   Indra Sistemas SA                                                               6,027
                                                                                  ------------
                                                                                        33,919
                                                                                  ------------
         SWEDEN--1.8%
   300   Modern Times Group-B SHS                                                       11,284
                                                                                  ------------
         SWITZERLAND--12.0%
    85   Charles Voegele Holding                                                         6,919
    50   Kuehne & Nagel Intl                                                            12,346
     1   Lindt & Spruengli AG-REG                                                       16,512
    67   Nobel Biocare Holding AG                                                       15,768
   345   Phonak Holidng AG-REG                                                          14,761
    80   Ypsomed Holding AG                                                              9,012
                                                                                  ------------
                                                                                        75,318
                                                                                  ------------
         UNITED KINGDOM--6.9%
   640   Homeserve PLC                                                                  12,450
   825   Neteller PLC                                                                   11,991
   415   Northgate PLC                                                                   8,263
 1,850   Sportingbet PLC                                                                10,273
                                                                                  ------------
                                                                                        42,977
                                                                                  ------------

         TOTAL INVESTMENTS (COST $496,147)                             95.4%           594,879
         OTHER ASSETS, LESS LIABILITIES                                 4.6             28,944
                                                                      -----       ------------
         NET ASSETS                                                   100.0%      $    623,823
                                                                      =====       ============

----------
Values of investments are shown as a percentage of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $496,147)                                                     $     594,879
   Cash                                                                         16,364
   Receivable for securities sold                                               16,395
   Dividends and interest receivable                                               714
                                                                         -------------
     Total Assets (Notes 1)                                                    628,352
                                                                         -------------

LIABILITIES:
   Payable for fund shares redeemed                                              4,529
                                                                         -------------
     Total Liabilities                                                           4,529
                                                                         -------------
NET ASSETS                                                               $     623,823
                                                                         =============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                              $          72
   Paid in capital                                                             389,506
   Accumulated net investment loss                                            (235,783)
   Accumulated net realized gain on investments
     and foreign currency transactions                                         371,333
   Net unrealized appreciation on investments
     and translation of foreign currency                                        98,695
                                                                         -------------
NET ASSETS                                                               $     623,823
                                                                         =============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($387,591/45,275 shares)                                      $        8.56
                                                                         =============
   Class I ($236,232/26,925 shares)                                      $        8.77
                                                                         =============

STATEMENT OF OPERATIONS
SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                            $       6,108
                                                                         -------------
     Total Investment Income                                                     6,108
                                                                         -------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                     2,761
     Class I                                                                     1,380
   Distribution (12b-1) fees - Class R                                             446
   Interest expense                                                                 --
   Trustee fees
   Foreign dividend with tax expense                                               704
                                                                         -------------
     Total Expenses                                                              5,291
                                                                         -------------
     Net Investment Income                                                         817
                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                             51,240
   Net realized loss on foreign currency transactions                          (16,047)
   Net change in unrealized appreciation on investments                         38,189
   Net change in unrealized gain on translation of
     foreign currency                                                               74
                                                                         -------------
   Net realized and unrealized gain on investments and
     foreign currency                                                           73,456
                                                                         -------------
   Net Increase in Net Assets Resulting from
     Operations                                                          $      74,273
                                                                         =============

----------
* Dividends are net of foreign tax withholdings of $704

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  2005             2005
                                                                              -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                $         817    $      (1,873)
  Net realized gain on investments                                                   51,240          371,976
  Net realized loss on foreign currency transactions                                (16,047)        (117,352)
  Net change in unrealized appreciation on investments                               38,189         (126,252)
  Net change in unrealized gain (loss) on translation of foreign currency                74              779
                                                                              -------------    -------------
  Net increase in net assets resulting from operations                               74,273          127,278
                                                                              -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
   Class R                                                                               --          (80,472)
   Class I                                                                               --          (34,603)
                                                                              -------------    -------------
Total distributions to shareholders                                                      --         (115,075)
                                                                              -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                   32,378          550,095
  Reinvestment of distributions                                                          --          106,007
  Cost of shares redeemed                                                           (29,534)      (2,011,673)
                                                                              -------------    -------------
  Net increase in net assets resulting from capital share transactions                2,844       (1,355,571)
                                                                              -------------    -------------
  Net increase in net assets                                                         77,117       (1,343,368)

NET ASSETS:
  Beginning of period                                                               546,706        1,890,074
                                                                              -------------    -------------
  End of period (Including undistributed and overdistributed net
   investment income of $817 and $(1,873), respectively)                      $     623,823    $     546,706
                                                                              =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                     VALUE
SHARES   COMMON STOCKS--95.9%                                                       (NOTE 1)
------   --------------------                                                     ------------
         BANKS--10.1%
 2,550   Citigroup, Inc.                                                          $    116,076
 3,485   J.P. Morgan Chase & Co.                                                       118,246
 4,170   TCF Financial Corp.                                                           111,548
                                                                                  ------------
                                                                                       345,870
                                                                                  ------------
         BEVERAGES--6.4%
 2,610   Anheuser-Busch Co.                                                            112,334
 1,865   PepsiCo, Inc.                                                                 105,764
                                                                                  ------------
                                                                                       218,098
                                                                                  ------------
         BUILDING PRODUCTS-RETAIL/WHOLESALE--2.4%
 1,280   Lowe's Cos Inc.                                                                82,432
                                                                                  ------------
         CABLE TV--6.7%
 4,315   Comcast Corp. - Class A*                                                      126,775
 5,660   Time Warner, Inc.*                                                            102,503
                                                                                  ------------
                                                                                       229,278
                                                                                  ------------
         COMMUNICATIONS--3.0%
 5,635   Cisco Systems, Inc.                                                           101,035
                                                                                  ------------
         COMPUTER PERIPHERAL--3.4%
 3,915   Hewlett-Packard Co.                                                           114,317
                                                                                  ------------
         COMPUTERS--3.1%
 1,305   International Business Machines                                               104,686
                                                                                  ------------
         DRUGS/HEALTHCARE--3.6%
 4,900   Pfizer, Inc.                                                                  122,353
                                                                                  ------------
         E-COMMERCE--3.8%
 3,155   Ebay Incorporated                                                             129,986
                                                                                  ------------
         FOOD--3.1%
 3,350   Sysco Corp.                                                                   105,090
                                                                                  ------------
         INDUSTRIAL CONGLOMERATES--10.0%
    40   Berkshire Hathaway, Inc.*                                                     109,240
 3,555   General Electric Co.                                                          119,697
 4,050   Tyco International, Ltd.                                                      112,793
                                                                                  ------------
                                                                                       341,730
                                                                                  ------------
         INSTRUMENTS/CONTROL--3.0%
 1,665   Johnson Controls, Inc.                                                        103,313
                                                                                  ------------
         INSURANCE--3.1%
 1,695   American International Group, Inc.                                            105,022
                                                                                  ------------
         MANUFACTURING/DIVERSIFIED--3.6%
 1,905   Eaton Corp.                                                                   121,063
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES   COMMON STOCKS (CONTINUED)                                                  (NOTE 1)
------   -------------------------                                                ------------
         MATERIALS-MANUFACTURING--2.9%
 3,035   Hughes Supply, Inc.                                                      $     98,941
                                                                                  ------------
         MEDICAL SERVICES--2.9%
 1,825   Medtronic, Inc.                                                                97,857
                                                                                  ------------
         MEDICAL-HMO--3.3%
 1,500   Wellpoint Inc                                                                 113,730
                                                                                  ------------
         OIL--3.4%
 1,830   Royal Dutch Petroleum Co. - NY SHS                                            114,924
                                                                                  ------------
         PHARMACEUTICAL SERVICES--2.9%
 1,440   Zimmer Holdings Inc.                                                           99,202
                                                                                  ------------
         SEMICONDUCTOR--9.1%
 4,210   Intel Corp.                                                                   103,777
  6240   Nokia Corp. ADR                                                               105,518
  3000   Texas Instruments, Inc.                                                       101,700
                                                                                  ------------
                                                                                       310,995
                                                                                  ------------
         WASTE DISPOSAL--3.0%
 3,625   Waste Management, Inc.                                                        103,711
                                                                                  ------------
         WIRELESS EQUIPMENT--3.1%
 2,330   Qualcomm Inc                                                                  104,268
                                                                                  ------------

         TOTAL INVESTMENTS (COST $3,149,174)                            95.9%        3,267,901
         OTHER ASSETS, LESS LIABILITIES                                  4.1           138,910
                                                                       -----      ------------
         NET ASSETS                                                    100.0%     $  3,406,811
                                                                       =====      ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HALLMARK EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $3,149,174)                                                   $   3,267,901
   Cash                                                                        136,103
   Dividends and interest receivable                                             2,809
                                                                         -------------
     Total Assets                                                            3,406,813
                                                                         -------------

LIABILITIES:
   Miscellaneous expense payable                                                     2
                                                                         -------------
     Total Liabilities                                                               2
                                                                         -------------
TOTAL NET ASSETS (Notes 1 & 5)                                           $   3,406,811
                                                                         =============

COMPOSITION OF NET ASSETS:
   Capital Stock (at a par value of $.001 per share)                     $         631
   Paid in capital                                                           5,238,120
   Undistributed net investment income                                          40,137
   Accumulated net realized loss on investments                             (1,990,804)
   Net unrealized appreciation on investments                                  118,727
                                                                         -------------
NET ASSETS                                                               $   3,406,811
                                                                         =============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($2,012,078/218,046 shares)                                   $        9.23
                                                                         =============
   Class I ($1,394,733/412,751 shares)                                   $        3.38
                                                                         =============

STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                            $      29,712
   Interest                                                                      2,998
                                                                         -------------
     Total Investment Income                                                    32,710
                                                                         -------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                    13,009
     Class I                                                                     7,080
   Distribution (12b-1) fees - Class R                                           2,710
   Foreign tax expense                                                           1,099
   Miscellaneous expense                                                             2
                                                                         -------------
     Total Expenses                                                             23,900
                                                                         -------------
     Net Investment Income                                                       8,810
                                                                         -------------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 1):
   Net realized gain on investments                                              5,336
   Net change in unrealized appreciation
     on investments                                                            111,976
                                                                         -------------
   Net realized and unrealized gain on investments                             117,312
                                                                         -------------
   Net Increase in Net Assets Resulting from
     Operations                                                          $     126,122
                                                                         =============

----------
* Dividends are net of foreign tax withholdings of $1,163.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  2005             2005
                                                                              -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                       $       8,810    $      31,324
  Net realized gain (loss) on investments                                             5,336         (451,270)
  Net change in unrealized appreciation on investments                              111,976          418,305
                                                                              -------------    -------------
  Net increase (decrease) in net assets resulting from operations                   126,122           (1,641)
                                                                              -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                               --               --
   Class I                                                                                           (11,863)
                                                                              -------------    -------------
  Total dividends to shareholders                                                        --          (11,863)
                                                                              -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                   36,277           81,786
  Reinvestment of dividends                                                                           11,863
  Cost of shares redeemed                                                          (600,438)      (1,619,156)
                                                                              -------------    -------------
  Net increase (decrease) in net assets resulting from capital shares
    transactions                                                                   (564,161)      (1,525,507)
                                                                              -------------    -------------
  Net increase (decrease) in net assets                                            (438,039)      (1,539,011)

NET ASSETS:
  Beginning of period                                                             3,844,850        5,383,861
                                                                              -------------    -------------
  End of period (including undistributed net investment income of $8,810
    and $31,324, respectively)                                                $   3,406,811    $   3,844,850
                                                                              =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--HALLMARK MID-CAP GROWTH FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        VALUE
SHARES    COMMON STOCKS--98.0%                                        (NOTE 1)
------    --------------------                                      ------------
          CONSUMER DISCRETIONARY--21.7%
 5,600    Dean Foods                                                $    217,616
 6,150    Family Dollar Stores, Inc.                                     122,201
 2,125    Harman International Inc.*                                     217,324
 8,250    Lamar Advertising Co.*                                         374,220
 9,145    Liberty Global Inc.                                            235,484
 9,145    Liberty Media International, Inc. - Class A*                   247,647
 5,975    Logitech Intl. ADR                                             243,481
 2,500    Marriott International, Inc. - Class A                         157,500
 8,925    McCormick & Company Inc.*                                      291,223
 7,500    MGI Pharma                                                     174,825
 6,552    O'Reilly Automotive, Inc.*                                     184,635
 5,625    Ralcorp Holdings, Inc.                                         235,800
 6,000    Robert Half International*                                     213,540
 3,600    Royal Caribbean Cruises, Ltd.#                                 155,520
23,025    Univision Communications, Inc. - Class A*                      610,853
                                                                    ------------
                                                                       3,681,869
                                                                    ------------
          ENERGY--8.9%
11,550    BJ Services Co.                                                415,685
 6,375    Chesapeake Energy Corp.*                                       243,844
 3,525    Constellation Energy Group*                                    217,140
 5,525    GlobalSanteFe Corp.*                                           252,051
11,280    Smith International, Inc.                                      375,737
                                                                    ------------
                                                                       1,504,457
                                                                    ------------
          FINANCIAL--16.6%
 3,885    Ambac Financial Group, Inc.                                    279,953
   425    Chicago Mercantile EXC*                                        143,353
 5,000    City National Corp.                                            350,442
 5,025    Comerica, Inc.                                                 295,973
 7,320    Eaton Vance Corp.                                              181,682
 9,075    Jefferies Group, Inc.                                          395,216
 4,350    Marshall & Ilsley Corp.*                                       189,269
 3,050    MGIC Investment Corp.                                          195,810
 5,525    Northern Trust Corp.                                           279,289
 4,925    Protective Life Corp.                                          202,812
 1,087    Synovus Financial Corp.                                        301,455
                                                                    ------------
                                                                       2,815,254
                                                                    ------------
          HEALTHCARE--18.4%
 7,575    Charles River Laboratories International, Inc.*                330,422
 4,350    Davita Inc.                                                    200,405
 6,850    Express Scripts Inc.                                           426,070
 6,650    Fisher Scientific International, Inc.*                         412,633
 8,850    Health Management Associates, Inc. - Class A                   207,710
 4,650    Hospira, Inc.*                                                 190,511
10,150    Renal Care Group, Inc.*                                        480,298

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       VALUE
SHARES    COMMON STOCKS (CONTINUED)                                   (NOTE 1)
------    -------------------------                                 ------------
          HEALTHCARE (CONTINUED)
 6,225    Respironics, Inc.*                                        $    262,571
10,625    Thermo Electron Corp.*                                         328,313
 7,350    Varian Medical Systems, Inc.*                                  290,399
                                                                    ------------
                                                                       3,129,332
                                                                    ------------
          INDUSTRIALS--18.2%
 8,787    Graco, Inc.*                                                   301,218
 1,875    ITT Industries Inc.*                                           213,000
 5,650    Jacobs Engineering Group, Inc.*                                380,810
 5,975    Littelfuse, Inc.*                                              401,162
 7,350    Oshkosh Truck Corp.                                            317,226
10,000    Republic Services, Inc.                                        352,900
 3,675    Ritchie Brothers Auctioneers*                                  161,663
 8,100    Rockwell Collins, Inc.                                         391,392
 6,700    Roper Industries, Inc.                                         263,243
 5,475    Stericycle, Inc.*                                              312,896
                                                                    ------------
                                                                       3,095,510
                                                                    ------------
          INFORMATION TECHNOLOGY--9.9%
10,325    Altera Corp.*                                                  197,311
 8,625    ChoicePoint, Inc.*                                             372,341
 8,325    Cognos, Inc.*                                                  324,092
 8,225    Microchip Technology, Inc.                                     247,737
10,175    National Semiconductor Corp.                                   267,603
28,762    Symbol Technologies, Inc.                                      278,416
                                                                    ------------
                                                                       1,687,500
                                                                    ------------

          MATERIALS--3.1%
 5,525    Air Products and Chemicals, Inc.                               304,649
 7,075    Jabil Circuit Inc.                                             218,759
                                                                    ------------
                                                                         523,408
                                                                    ------------
          TELECOMMUNICATIONS--1.2%
11,550    Anteon International Corporation                               195,627
                                                                    ------------
                                                                         195,627
                                                                    ------------

          TOTAL INVESTMENTS (COST $14,183,958)             98.0%      16,632,957
          OTHER ASSETS, LESS LIABILITIES                    2.0          337,619
                                                          -----     ------------
          NET ASSETS                                      100.0%    $ 16,970,576
                                                          =====     ============

----------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

# U.S. exchange traded security of foreign issuer.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005

ASSETS:
  Investments in securities, at value
    (cost $14,183,958)                                            $   16,632,957
  Cash                                                                   328,646
  Dividends and interest receivable                                       13,077
                                                                  --------------
    Total Assets                                                      16,974,680
                                                                  --------------

LIABILITIES:
  Miscellaneous expense payable                                            4,104
                                                                  --------------
    Total Liabilities                                                      4,104
                                                                  --------------
TOTAL NET ASSETS (Notes 1)                                        $   16,970,576
                                                                  ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)                        $           20
  Paid in surplus                                                     13,201,927
  Undistributed net investment income                                   (105,019)
  Accumulated net realized gain on investments                         1,424,649
  Net unrealized appreciation on investments                           2,448,999
                                                                  --------------
NET ASSETS                                                        $   16,970,576
                                                                  ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):

   Class R ($510,687/34,921 shares)                               $        14.62
                                                                  ==============
   Class I ($16,459,889/1,128,027 shares)                         $        14.59
                                                                  ==============

STATEMENT OF OPERATIONS (UNAUDITED)
SEPTEMBER 30, 2005

INVESTMENT INCOME:
  Dividends*                                                      $       54,241
  Interest                                                                    --
  Miscellaneous                                                               --
                                                                  --------------
    Total Investment Income                                               54,241
                                                                  --------------

EXPENSES (Note 3):
  Comprehensive management fee
  Class R                                                                  2,174
  Class I                                                                 82,293
  Distribution (12b-1) fees - Class R                                        435
  Miscellaneous expense                                                       12
                                                                  --------------
    Total Expenses                                                        84,914
                                                                  --------------
    Net Investment Loss                                                  (30,673)
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
  Net realized gain on investments                                       704,323
  Net change in unrealized appreciation
    on investments                                                       (47,642)
                                                                  --------------
  Net realized and unrealized gain on investments                        656,681
                                                                  --------------
  Net Increase in Net Assets Resulting from
    Operations                                                    $      626,008
                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)


                                                                                        SEPTEMBER 30,     MARCH 31,
                                                                                            2005            2005
                                                                                        -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                                   $     (30,673)  $     (90,750)
  Net realized gain on investments                                                            704,323       1,619,421
  Net change in unrealized depreciation on investments                                        (47,642)       (223,297)
                                                                                        -------------   -------------
  Net increase in net assets resulting from operations                                        626,008       1,305,374
                                                                                        -------------   -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                                        --              --
    Class I                                                                                                  (144,777)
                                                                                        -------------   -------------
  Total dividends to shareholders                                                                  --        (144,777)
                                                                                        -------------   -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                              1,094,676         906,851
  Dividend Reinvestment                                                                                       140,442
  Cost of shares redeemed                                                                    (875,886)     (1,562,501)
                                                                                        -------------   -------------
  Net increase (decrease) in net assets resulting from capital share transactions             218,790        (515,208)
                                                                                        -------------   -------------
  Net increase (decrease) in net assets                                                       844,798         645,389

NET ASSETS:
  Beginning of year                                                                        16,125,778      15,480,389
                                                                                        -------------   -------------
  End of year (Including overdistributed net investment income of $(30,673) and
   $(90,750), respectively)                                                             $  16,970,576   $  16,125,778
                                                                                        =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       VALUE
 SHARES   COMMON STOCKS--99.1%                                        (NOTE 1)
 ------   --------------------                                      ------------
          CAPITAL GOODS--6.9%
 32,900   Applied Films Corp.*                                      $    690,900
 59,950   Hexcel Corp.*                                                1,096,486
 54,900   Orbotech, Ltd.*                                              1,373,598
 20,100   Photon Dynamics, Inc.*                                         384,915
                                                                    ------------
                                                                       3,545,899
                                                                    ------------
          CONSUMER-DURABLES--2.6%
 65,333   Activision, Inc.*                                            1,336,060
                                                                    ------------
          CONSUMER NON-DURABLES--5.2%
 32,500   Fossil, Inc.*                                                  591,175
 48,750   Pacific Sunwear of California, Inc.*                         1,045,200
 26,700   Williams-Sonoma, Inc.*                                       1,023,945
                                                                    ------------
                                                                       2,660,320
                                                                    ------------
          CONSUMER SERVICES--1.9%
 37,200   NuCo2, Inc. *                                                  957,900
                                                                    ------------
          ENERGY--10.6%
 42,200   Newfield Exploration Co.*                                    2,072,020
 69,850   Tesco Corp.*                                                 1,098,741
 50,933   XTO Energy, Inc.                                             2,308,284
                                                                    ------------
                                                                       5,479,045
                                                                    ------------
          FINANCIAL SERVICES--2.5%
 26,300   Brown & Brown, Inc.                                          1,306,847
                                                                    ------------

          HEALTHCARE-BIOTECH/PHARMACEUTICALS--6.5%
 55,000   Alkermes, Inc.*                                                924,000
 21,100   Martek Biosciences Corp.*                                      741,243
 36,900   Protein Design Labs, Inc.*                                   1,033,200
 40,000   Telik, Inc.*                                                   654,400
                                                                    ------------
                                                                       3,352,843
                                                                    ------------
          HEALTHCARE-DEVICES/DIAGNOSTIC--6.8%
 18,000   Advanced Neuromodulation Systems, Inc.*                        854,280
 24,000   Gen-Probe, Inc.*                                             1,186,800
 12,550   Kyphon, Inc.*                                                  551,447
 21,300   Orthofix International N.V.*                                   928,680
                                                                    ------------
                                                                       3,521,207
                                                                    ------------
          HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT--7.9%
 42,700   Caremark Rx, Inc.*                                           2,132,011
 90,000   HealthExtras, Inc.*                                          1,924,200
                                                                    ------------
                                                                       4,056,211
                                                                    ------------
          HEALTHCARE-SPECIALTY DISTRIBUTION--4.9%
207,671   BioScrip, Inc. *                                             1,349,862
 88,800   PSS World Medical, Inc.*                                     1,184,592
                                                                    ------------
                                                                       2,534,454
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       VALUE
SHARES    COMMON STOCKS(CONTINUED)                                    (NOTE 1)
------    ------------------------                                  ------------
          HEALTHCARE SERVICES--9.6%
 40,000   American Healthways, Inc.*                                $  1,696,000
 42,000   Matria Healthcare, Inc.*                                     1,585,500
118,900   TriZetto Group, Inc.*                                        1,678,868
                                                                    ------------
                                                                       4,960,368
                                                                    ------------
          TECHNOLOGY- COMPONENTS--3.6%
106,100   Aeroflex, Inc.*                                                993,095
 55,800   O2Micro International, Ltd.*                                   878,291
                                                                    ------------
                                                                       1,871,386
                                                                    ------------
          TECHNOLOGY/DESK/OTHER SOFTWARE--2.2%
 26,800   Avid Technology, Inc.*                                       1,109,520
                                                                    ------------
          TECHNOLOGY-ENTERPRISE SOFTWARE--16.4%
 85,000   BEA Systems, Inc.*                                             763,300
 20,000   Bottomline Technologies, Inc.*                                 301,800
 30,500   Business Objects S.A. ADR*                                   1,060,180
169,500   Captaris, Inc.*                                                637,320
 34,399   Fair Isacc Corp.                                             1,541,075
 81,200   MRO Software, Inc.*                                          1,367,408
 39,600   Serena Software, Inc.*                                         789,228
 96,000   Witness Systems, Inc.*                                       2,005,440
                                                                    ------------
                                                                       8,465,751
                                                                    ------------
          TECHNOLOGY HARDWARE--1.0%
 51,800   Intevac, Inc.*                                                 534,058
                                                                    ------------
          TECHNOLOGY-SEMI-CAP EQUIPMENT--8.2%
 63,000   ATMI, Inc.*                                                  1,953,000
 81,300   Brooks Automation, Inc.*                                     1,083,729
 12,000   KLA-Tencor Corp.*                                              585,120
 79,300   Mattson Technology, Inc.*                                      595,543
                                                                    ------------
                                                                       4,217,392
                                                                    ------------
          TELECOMMUNICATIONS--2.3%
 43,700   AudioCodes, Ltd.*                                              481,137
128,000   Applied Micro Circuits Corp.*                                  384,000
 45,000   Skyworks Solutions, Inc.*                                      315,900
                                                                    ------------
                                                                       1,181,037
                                                                    ------------

          TOTAL INVESTMENTS (COST $39,509,695)           99.1%        51,090,298
          OTHER ASSETS, LESS LIABILITIES                  0.9            457,410
                                                        -----       ------------
          NET ASSETS                                    100.0%      $ 51,547,708
                                                        =====       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005

ASSETS:
  Investments in securities, at value
    (cost $39,509,695)                                            $   51,090,298
  Cash                                                                   454,900
  Dividends and interest receivable                                        2,547
                                                                  --------------
    Total Assets                                                      51,547,745
                                                                  --------------

LIABILITIES:
  Due to custodian                                                            37
                                                                  --------------
    Total Liabilities                                                         37
                                                                  --------------
NET ASSETS (Note 1)                                               $   51,547,708
                                                                  ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001per share)               $        1,533
  Paid in capital                                                     66,406,064
  Accumulated net realized loss on investments                       (25,821,695)
  Accumulated net investment loss                                       (618,797)
  Net unrealized appreciation on investments                          11,580,603
                                                                  --------------
NET ASSETS                                                        $   51,547,708
                                                                  ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($33,368,662/822,566 shares)                            $        40.57
                                                                  ==============
  Class I ($18,179,046/709,954 shares)                            $        25.61
                                                                  ==============

STATEMENT OF OPERATIONS (UNAUDITED)
SEPTEMBER 30, 2005

INVESTMENT INCOME:
  Dividends*                                                      $       14,158
  Class action settlement                                                 53,528
                                                                  --------------
    Total Investment Income                                               67,686
                                                                  --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                              213,285
    Class I                                                               87,395
  Distribution (12b-1) fees - Class R                                     41,016
  Interest expense                                                            25
  Accounting salaries expense                                                 37
                                                                  --------------
    Total Expenses                                                       341,758
                                                                  --------------
    Net Investment Loss                                                 (274,072)
                                                                  --------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 1):
  Net realized loss on investments                                      (725,096)
  Net change in unrealized appreciation on
    investments                                                        7,547,953
                                                                  --------------
  Net realized and unrealized gain on investments                      6,822,857
                                                                  --------------
  Net Increase in Net Assets Resulting from
    Operations                                                    $    6,548,785
                                                                  ==============

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                                SEPTEMBER 30,      MARCH 31,
                                                                                    2005             2005
                                                                                -------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                           $    (274,072)  $     (662,017)
  Net realized gain (loss) on investments                                            (725,097)        (764,051)
  Net change in unrealized appreciation on investments                              7,547,953        3,994,279
                                                                                -------------   --------------
  Net increase in net assets resulting from operations                              6,548,785        2,568,211
                                                                                -------------   --------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                      3,253,576       13,949,480
  Cost of shares redeemed                                                          (7,767,378)     (35,414,583)
                                                                                -------------   --------------
  Net decrease in net assets resulting from capital share transactions             (4,513,802)     (21,465,103)
                                                                                -------------   --------------
  Net increase (decrease) in net assets                                             2,034,983      (18,896,892)

NET ASSETS:
  Beginning of period                                                              49,512,725       68,409,617
                                                                                -------------   --------------
  End of period                                                                 $  51,547,708   $   49,512,725
                                                                                =============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

             SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       VALUE
SHARES    COMMON STOCKS--107.8%                                       (NOTE 1)
------    ---------------------                                     ------------
          AEROSPACE-DEFENSE--1.7%
   300    General Dynamics Corp.                                    $     35,865
                                                                    ------------
          APPAREL MANUFACTURERS--0.7%
 1,000    Quiksilver Inc.*                                                14,450
                                                                    ------------
          BUSINESS SERVICES--3.3%
   400    Mcgraw-Hill Companies Inc.                                      19,216
   700    United Parcel Service, Inc. - Class B                           48,391
                                                                    ------------
                                                                          67,607
                                                                    ------------
          COMMUNICATIONS SOFTWARE--0.4%
   200    Avid Technology Inc.*                                            8,280
                                                                    ------------
          CONGLOMERATES--4.9%
    10    Berkshire Hathaway, Inc. - Class B*                             27,310
 1,000    General Electric Co.                                            33,670
   800    United Technologies Corp.                                       41,472
                                                                    ------------
                                                                         102,452
                                                                    ------------
          ENERGY--5.0%
   400    Energy Select Sector SPDR Fund*                                 21,480
   700    Exxon Mobil Corp.                                               44,478
   300    Oil Service HOLDRs Trust                                        37,200
                                                                    ------------
                                                                         103,158
                                                                    ------------
          FINANCIAL SERVICES-BANKS/S&L--5.5%
   600    Bank of America Corp.                                           25,260
   400    Citigroup, Inc.                                                 18,208
 1,000    JP Morgan Chase & Co.                                           33,930
   400    Wachovia Corp.                                                  19,036
   300    Wells Fargo & Co.                                               17,571
                                                                    ------------
                                                                         114,005
                                                                    ------------
          FINANCIAL SERVICES-BROKERAGES & INSURANCE--7.8%
   600    American Express Co.                                            34,464
 2,500    The Charles Schwab Corp.                                        36,075
   400    Goldman Sachs Group, Inc.                                       48,632
   800    Morgan Stanley                                                  43,152
                                                                    ------------
                                                                         162,323
                                                                    ------------
          HEALTH--17.1%
   400    Amgen, Inc.*                                                    31,868
   500    Barr Laboratories, Inc.*                                        27,460
   500    Covance Inc.*                                                   23,995
   400    Dentsply International Inc.                                     21,608
   400    Genentech, Inc.*                                                33,684
   500    Johnson & Johnson, Inc.                                         31,640
   500    Medtronic, Inc.                                                 26,810
 1,000    Novartis AG ADR                                                 51,000
 1,000    Sanofi-Aventis ADR                                              41,550
   600    Stryker Corp.                                                   29,658
   500    Zimmer Holdings, Inc.*                                          34,445
                                                                    ------------
                                                                         353,718
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
SHARES    COMMON STOCKS (CONTINUED)                                   (NOTE 1)
------    -------------------------                                 ------------
          INDUSTRIAL MACHINERY & TECHNOLOGY--1.4%
   500    Caterpillar, Inc.                                         $     29,375
                                                                    ------------
          MANUFACTURING--3.3%
   600    Danaher Corp.                                                   32,298
   500    3M Co.                                                          36,680
                                                                    ------------
                                                                          68,978
                                                                    ------------
          MEDIA & LEISURE--11.2%
   400    Carnival Corp.                                                  19,992
 2,000    Comcast Corp. - Special Class A*                                57,560
   300    Electronic Arts, Inc.*                                          17,067
   300    Harrah's Entertainment, Inc.                                    19,557
   375    IAC/InterActiveCorp.*                                            9,506
 2,500    The Walt Disney Co.                                             60,325
 1,300    XM Satellite Radio Holdings, Inc. - Class A*                    46,683
                                                                    ------------
                                                                         230,690
                                                                    ------------
          MULTIMEDIA--0.6%
   800    News Corp-CL A                                                  12,472
                                                                    ------------
          NON-DURABLES--7.8%
 1,000    Alberto-Culver Corp.                                            44,750
 1,000    Pepsico, Inc.                                                   56,710
 1,000    Proctor & Gamble Co.                                            59,460
                                                                    ------------
                                                                         160,920
                                                                    ------------
          RETAILING--7.1%
   500    Home Depot, Inc.                                                19,070
   300    Lowe's Co., Inc.                                                19,320
 1,000    Michaels Stores, Inc.                                           33,060
   600    Target Corp.                                                    31,158
 1,000    Wal-Mart Stores, Inc.                                           43,820
                                                                    ------------
                                                                         146,428
                                                                    ------------
          TECHNOLOGY-HARDWARE--18.0%
 3,500    Applied Materials, Inc.*                                        59,360
 3,500    Cisco Systems, Inc.*                                            62,755
 2,000    Dell Computer Corp.*                                            68,400
 2,700    Intel Corp.                                                     66,555
   500    International Business Machines Corp.                           40,110
   700    L-3 Communications Holdings, Inc.                               55,349
   500    Linear Technology                                               18,795
                                                                    ------------
                                                                         371,324
                                                                    ------------
          TECHNOLOGY-SOFTWARE--4.9%
 2,000    Microsoft Corp.                                                 51,460
 4,000    Oracle Corp.*                                                   49,560
                                                                    ------------
                                                                         101,020
                                                                    ------------
          TELECOMMUNICATIONS--4.1%
 6,000    Lucent Technologies, Inc.*                                      19,500
   790    Lucent Technologies, Inc. Warrants Exp. 12/10/07*                  751

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
SHARES    COMMON STOCKS (CONTINUED)                                   (NOTE 1)
------    -------------------------                                 ------------
          TELECOMMUNICATIONS (CONTINUED)
   700    QUALCOMM, Inc.                                            $     31,325
 1,000    Verizon Communications, Inc.                                    32,690
                                                                    ------------
                                                                          84,266
                                                                    ------------
          TRANSPORTATION--3.0%
   800    Burlington Northern Santa Fe Corp.                              47,840
 1,000    Southwest Airlines Co.                                          14,850
                                                                    ------------
                                                                          62,690
                                                                    ------------

          TOTAL INVESTMENTS (COST $2,554,169)            107.8%        2,230,021
          OTHER ASSETS, LESS LIABILITIES                  (7.8)         (161,091)
                                                         -----      ------------
          NET ASSETS                                     100.0%     $  2,068,930
                                                         =====      ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005

ASSETS:
  Investments in securities, at value
    (cost $2,554,169)                                             $    2,230,021
  Receivable for securities sold                                         251,932
  Dividends and interest receivable                                          983
                                                                  --------------
    Total Assets                                                  $    2,482,936
                                                                  --------------
LIABILITIES:
  Cash due to custodian                                                  414,004
  Miscellaneous expenses payable                                               2
                                                                  --------------
    Total Liabilities                                                    414,006
                                                                  --------------
NET ASSETS (Notes 1 & 5)                                          $    2,068,930
                                                                  ==============
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)              $          261
  Paid in capital                                                      6,008,034
  Undistributed net investment income                                     22,348
  Accumulated net realized loss on investments                        (3,637,565)
  Net unrealized depreciation on investments                            (324,148)
                                                                  --------------
NET ASSETS                                                        $    2,068,930
                                                                  ==============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($992,621/126,871 shares)                               $         7.82
                                                                  ==============
  Class I ($1,076,309/134,315 shares)                             $         8.01
                                                                  ==============

STATEMENT OF OPERATIONS (UNAUDITED)
SEPTEMBER 30, 2005

INVESTMENT INCOME:
  Dividends                                                       $       21,844
  Interest                                                                   647
                                                                  --------------
    Total Investment Income                                               22,491
                                                                  --------------
EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                6,109
    Class I                                                               12,359
  Distribution (12b-1) fees - Class R                                      1,273
  Trustee fees                                                                --
  Foreign tax                                                                137
  Miscellaneous fees                                                           2
                                                                  --------------
    Total Expenses                                                        19,880
                                                                  --------------
    Net Investment Income                                                  2,611
                                                                  --------------

REALIZED AND UNREALIZED GAIN ON
  Investments (Note 1):
  Net realized gain on investments                                        48,372
  Net change in unrealized appreciation on
    investments                                                           51,966
                                                                  --------------
  Net realized and unrealized gain on investments                        100,338
                                                                  --------------
  Net Increase in Net Assets Resulting from Operations            $      102,949
                                                                  ==============

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED SEPTEMBER 30, 2005 AND
                    THE YEAR ENDED MARCH 31, 2005 (UNAUDITED)

                                                                                         SEPTEMBER 30,     MARCH 31,
                                                                                             2005            2005
                                                                                        --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                                 $        2,611  $       17,965
  Net realized loss on investments                                                              48,372        (170,949)
  Net change in unrealized appreciation on investments                                          51,966         310,191
                                                                                        --------------  --------------
  Net increase in net assets resulting from operations                                         102,949         157,207
                                                                                        --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                                          --              --
   Class I                                                                                                      (8,469)
                                                                                        --------------  --------------
  Total dividends to shareholders                                                                   --          (8,469)
                                                                                        --------------  --------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                              49,878          69,912
  Reinvestment of dividends                                                                                      8,457
  Cost of shares redeemed                                                                   (2,105,083)       (389,873)
                                                                                        --------------  --------------
  Net decrease in net assets resulting from capital share transactions                      (2,055,205)       (311,504)
                                                                                        --------------  --------------
  Net increase (decrease) in net assets                                                     (1,952,256)       (162,766)

NET ASSETS:
  Beginning of period                                                                        4,021,186       4,183,952
                                                                                        --------------  --------------
  End of period (including undistributed net investment income of $2,611
   and $17,965, respectively)                                                           $    2,068,930  $    4,021,186
                                                                                        ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Equity Series Trust (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of eight series, each a registered investment company: Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (each a "Fund" and collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share.

     On January 4, 2005, the Hallmark Mid-Cap Growth Fund acquired all of the assets of the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund") in a one for one share exchange for 1,147,926 Class I shares of the Hallmark Mid-Cap Growth Fund, and assumed the SBH Fund's operating history and performance record. The Hallmark Mid-Cap Growth Fund is considered the successor to the SBH Fund. The Hallmark Mid-Cap Growth Fund's Class R shares commenced operations on January 10, 2005.

     Effective March 31, 2005, the Trust's fiscal year end changed from May 31 to March 31. Prior to the transaction described above, the SBH Fund's fiscal year end was April 30.

     The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income and fund level expenses, (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

     FOREIGN CURRENCY TRANSLATION

     With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At March 31, 2005, the following Funds had capital loss carryforwards as follows:

                                             AMOUNT          EXPIRES
                                           -----------      ---------
HALLMARK CAPITAL APPRECIATION FUND:
                                           $ 3,855,438      3/31/2010
                                             2,940,691      3/31/2011
                                           -----------
                                           $ 6,796,129
                                           ===========

                                             AMOUNT          EXPIRES
                                           -----------      ---------
HALLMARK INFORMED INVESTORS GROWTH FUND:
                                           $ 2,060,051      3/31/2009
                                             5,048,425      3/31/2010
                                               536,018      3/31/2011
                                           -----------
                                           $ 7,644,494
                                           ===========

                                             AMOUNT          EXPIRES
                                           -----------      ---------
HALLMARK INTERNATIONAL EQUITY FUND:
                                           $ 1,419,116      3/31/2010
                                             1,376,642      3/31/2011
                                               203,556      3/31/2012
                                           -----------
                                           $ 2,999,314
                                           ===========

                                             AMOUNT          EXPIRES
                                           -----------      ---------
HALLMARK LARGE-CAP GROWTH FUND:
                                           $   263,785      3/31/2009
                                               101,200      3/31/2010
                                               353,266      3/31/2011
                                               771,106      3/31/2012
                                                 6,137      3/31/2013
                                           -----------
                                           $ 1,495,494
                                           ===========

                                             AMOUNT          EXPIRES
                                          ------------      ---------
HALLMARK SMALL-CAP GROWTH FUND:
                                          $  1,729,117      3/31/2009
                                            11,051,254      3/31/2010
                                             9,361,824      3/31/2011
                                             1,873,061      3/31/2012
                                               764,051      3/31/2013
                                          ------------
                                          $ 24,779,307
                                          ============


                                             AMOUNT          EXPIRES
                                           -----------      ---------
HALLMARK STRATEGIC GROWTH FUND:
                                           $   113,831      3/31/2009
                                               808,725      3/31/2010
                                             1,900,687      3/31/2011
                                               685,602      3/31/2012
                                                13,137      3/31/2013
                                           -----------
                                           $ 3,521,982
                                           ===========

     BANK OVERDRAFTS

     During the fiscal period, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  INVESTMENT ACTIVITY

     For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                       AGGREGATE      AGGREGATE
       FUND                                            PURCHASES        SALES
       ----                                          ------------   ------------
       Hallmark Capital Appreciation Fund            $  1,359,723   $  1,682,342
       Hallmark Informed Investors Growth Fund          5,442,232      5,812,871
       Hallmark International Equity Fund                 636,819        956,401
       Hallmark International Small-Cap Fund              404,763        421,607
       Hallmark Large-Cap Growth Fund                     938,345      1,279,397
       Hallmark Mid-Cap Growth Fund                     7,500,188      7,505,250
       Hallmark Small-Cap Growth Fund                   3,141,569      8,449,265
       Hallmark Strategic Growth Fund                     209,671      2,044,175

     At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                  NET UNREALIZED
                                                                                                   APPRECIATION /
       FUND                                      TAX BASIS COST   APPRECIATION    DEPRECIATION    (DEPRECIATION)
       ----                                      --------------   ------------    ------------    ---------------
       Hallmark Capital Appreciation Fund        $   3,914,531    $    541,424    $   (133,316)   $       408,108
       Hallmark Informed Investors Growth Fund       5,425,792         491,219        (134,114)           357,105
       Hallmark International Equity Fund            1,511,128         482,819          (6,778)           476,041
       Hallmark International Small-Cap Fund           496,147         102,783          (4,051)            98,732
       Hallmark Large-Cap Growth Fund                3,149,174         245,099        (126,372)           118,727
       Hallmark Mid-Cap Growth Fund                 14,183,958       2,633,594        (184,595)         2,448,999
       Hallmark Small-Cap Growth Fund               39,509,695      16,618,208      (5,037,605)        11,580,603
       Hallmark Strategic Growth Fund                2,554,169         296,699        (620,847)          (324,148)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust, on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, compensation for the Chief Compliance Officer, the fees of the Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees") and the fees of the independent counsel to the non-interested Trustees, for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

       FUND                                           CLASS R    CLASS I
       ----                                           -------    -------
       Hallmark Capital Appreciation Fund                1.20%      0.90%
       Hallmark Informed Investors Growth Fund           1.30       1.00
       Hallmark International Equity Fund                1.55       1.25
       Hallmark International Small-Cap Fund             1.55       1.25
       Hallmark Large-Cap Growth Fund                    1.20       0.90
       Hallmark Mid-Cap Growth Fund                      1.25       1.00
       Hallmark Small Cap-Growth Fund                    1.30       1.00
       Hallmark Strategic Growth Fund                    1.20       0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     RMCI pays each Sub-Adviser a fee for providing these services. RMCI may also pay a Sub-Adviser for marketing assistance. These fees are paid by RMCI and are not additional expenses of the Funds.

     The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide distribution and other shareholder services for Class R shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets of each Fund. Class I shares do not participate in the Distribution Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

     CONCENTRATIONS OF OWNERSHIP

     As of September 30, 2005, certain key officers of RMCI as a group owned 23.9% of Capital Appreciation Fund, 15.0% of Informed Investors Growth Fund, 10.4% of International Equity Fund, 10.1% of Large-Cap Growth Fund, and 5.0% of Strategic Growth Fund.

(4)  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     At September 30, 2005, the Informed Investors Growth Fund invested 27.4% and 20.2% of its net assets in the Consumer Discretionary and Industrial industries, respectively.

     At September 30, 2005, the Mid-Cap Growth Fund invested 22.1% of its net assets in the Consumer Discretionary industry.

(5)  CAPITAL SHARE TRANSACTIONS

     For the six months ended September 30, 2005, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK CAPITAL APPRECIATION FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------              ------------    ------------    ------------    ------------
     Sold                                                   1,382    $     10,900           9,363    $     36,647
     Redeemed                                             (48,311)       (388,706)        (42,365)       (161,129)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (46,929)   $   (377,806)        (33,002)   $   (124,482)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES          AMOUNT          SHARES          AMOUNT
     ---------------------------------------         ------------    ------------    ------------    ------------
     Sold                                                     774    $      9,060           6,734    $     68,160
     Redeemed                                             (62,698)       (732,984)         (5,070)        (52,069)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (61,924)   $   (723,924)          1,664    $     16,091
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                 SHARES          AMOUNT           SHARES         AMOUNT
     ----------------------------------              ------------    ------------    ------------    ------------
     Sold                                                  19,189    $    194,500           2,213    $     20,129
     Redeemed                                             (46,382)       (481,860)         (3,503)        (32,455)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (27,193)   $   (287,360)         (1,290)   $    (12,326)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------------           ------------    ------------    ------------    ------------
     Sold                                                   3,915    $     32,378              --    $         --
     Redeemed                                              (3,720)        (29,534)             --              --
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                  195    $      2,844              --    $         --
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK LARGE-CAP GROWTH FUND                     SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                     321    $      2,900          10,072    $     33,377
     Redeemed                                             (36,407)       (329,783)        (80,888)       (270,971)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (36,086)   $   (326,883)        (70,816)   $   (237,594)
                                                     ============    ============    ============    ============

                                                                  CLASS R                          CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK MID-CAP GROWTH FUND                       SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------                    ------------    ------------    ------------    ------------
     Sold                                                  30,696    $    430,448          46,168    $    664,227
     Redeemed                                                (226)         (3,254)        (60,115)       (872,631)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                               30,470    $    427,194         (13,947)   $   (208,404)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK SMALL-CAP GROWTH FUND                      SHARES         AMOUNT          SHARES         AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                  57,412    $  2,212,092          38,535    $    914,285
     Redeemed                                            (159,250)     (5,963,934)        (76,426)     (1,803,444)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                             (101,838)   $ (3,751,842)        (37,891)   $   (889,159)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK STRATEGIC GROWTH FUND                     SHARES          AMOUNT          SHARES         AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                     580    $      4,465           5,875    $     45,603
     Redeemed                                              (5,994)        (46,429)       (257,761)     (2,058,613)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                               (5,414)   $    (41,964)       (251,886)   $ (2,013,010)
                                                     ============    ============    ============    ============

     For the period ended March 31, 2005, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK CAPITAL APPRECIATION FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------              ------------    ------------    ------------    ------------
     Sold                                                   1,161    $      9,450          55,124    $    222,107
     Redeemed                                             (83,163)       (686,031)        (25,953)       (102,061)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (82,002)   $   (676,581)         29,171    $    120,046
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES          AMOUNT          SHARES          AMOUNT
     ---------------------------------------         ------------    ------------    ------------    ------------
     Sold                                                  14,923    $    167,318          64,318    $    614,903
     Redeemed                                             (75,526)       (835,375)        (40,276)       (358,540)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (60,603)   $   (668,057)         24,042    $    256,363
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------              ------------    ------------    ------------    ------------
     Sold                                                  13,859    $    135,094           3,382    $     28,598
     Redeemed                                             (22,909)       (223,726)         (3,456)        (30,342)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                               (9,050)   $    (88,632)            (74)   $     (1,744)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES          AMOUNT          SHARES          AMOUNT
     --------------------------------------          ------------    ------------    ------------    ------------
     Sold                                                  62,673    $    546,533             418    $      3,562
     Reinvest                                               9,189          71,404           4,374          34,603
     Redeemed                                            (209,862)     (1,856,977)        (17,542)       (154,696)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                             (138,000)   $ (1,239,040)        (12,750)   $   (116,531)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK LARGE-CAP GROWTH FUND                     SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                   2,833    $     25,471          17,186    $     56,315
     Reinvest                                                  --              --           3,510          11,863
     Redeemed                                             (20,815)       (187,369)       (427,973)     (1,431,787)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (17,982)   $   (161,898)       (407,277)   $ (1,363,609)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK MID-CAP GROWTH FUND*                      SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                   4,465    $     63,282          62,527    $    843,569
     Reinvest                                                  --              --           9,842         140,442
     Redeemed                                                 (14)           (200)       (114,469)     (1,562,301)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                4,451    $     63,082         (42,100)   $   (578,290)
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK SMALL-CAP GROWTH FUND*                    SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------                 ------------   -------------    ------------    ------------
     Sold                                                 100,042   $   3,284,221         508,414    $ 10,665,259
     Redeemed                                            (556,242)    (19,240,082)       (730,369)    (16,174,501)
                                                     ------------   -------------    ------------    ------------
     Net Increase (Decrease)                             (456,200)  $ (15,955,861)       (221,955)   $ (5,509,242)
                                                     ============   =============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK STRATEGIC GROWTH FUND*                    SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------                 ------------    ------------    ------------    ------------
     Sold                                                   3,461    $     25,620           5,787    $     44,292
     Reinvest                                                  --              --           1,043           8,457
     Redeemed                                              (3,654)        (27,163)        (47,393)       (362,710)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                 (193)   $     (1,543)        (40,563)   $   (309,961)
                                                     ============    ============    ============    ============

     For the year ended May 31, 2004, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK CAPITAL APPRECIATION FUND*                SHARES          AMOUNT          SHARES          AMOUNT
     -----------------------------------             ------------    ------------    ------------    ------------
     Sold                                                   6,592    $     55,425          30,489    $    122,293
     Redeemed                                             (43,323)       (364,671)         (7,284)        (29,480)
                                                     ------------    ------------    ------------    ------------
     Net Decrease                                         (36,731)   $   (309,246)         23,205    $     92,813
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES          AMOUNT          SHARES          AMOUNT
     ---------------------------------------         ------------    ------------    ------------    ------------
     Sold                                                  37,992    $    387,934          10,664    $     93,912
     Redeemed                                             (60,281)       (598,114)         (2,880)        (24,971)
                                                     ------------    ------------    ------------    ------------
     Net Decrease                                         (22,289)   $    210,180)          7,784    $     68,941
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------              ------------    ------------    ------------    ------------
     Sold                                                  40,605    $    362,865          18,172    $    138,351
     Redeemed                                             (41,828)       (368,952)        (15,603)       (117,376)
                                                     ------------    ------------    ------------    ------------
     Net Decrease                                          (1,223)   $     (6,087)          2,569    $     20,975
                                                     ============    ============    ============    ============

* The information for Class R shown above reflects activity for the period from January 10, 2005 (Commencement of Class R Operations) to March 31, 2005. The information for Class I shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005, and is for the period May 1, 2004 through March 31, 2005.

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------------           ------------    ------------    ------------    ------------
     Sold                                                 129,849    $  1,145,180         109,963    $  1,041,927
     Reinvested                                             4,881          46,280             866           8,284
     Redeemed                                             (68,827)       (623,009)        (93,060)       (908,209)
                                                     ------------    ------------    ------------    ------------
     Net Increase                                          65,903    $    568,451          17,769    $    142,002
                                                     ============    ============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK LARGE-CAP GROWTH FUND                     SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                  15,319    $    125,073         674,323    $  2,129,601
     Reinvested                                                --              --           1,197           3,878
     Redeemed                                             (31,604)       (273,783)       (153,953)       (500,237)
                                                     ------------    ------------    ------------    ------------
     Net Increase (Decrease)                              (16,285)   $   (148,710)        521,567    $  1,633,242
                                                     ============    ============    ============    ============

                                                                                                 CLASS I
                                                                                     ----------------------------
     HALLMARK MID-CAP GROWTH FUND**                                                     SHARES          AMOUNT
     ------------------------------                                                  ------------    ------------
     Sold                                                                                 128,184    $  1,554,248
     Reinvested                                                                                --              --
     Redeemed                                                                             (66,698)       (808,090)
                                                                                     ------------    ------------
     Net Increase (Decrease)                                                               61,486    $    746,158
                                                                                     ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK SMALL-CAP GROWTH FUND                     SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------   -------------    ------------    ------------
     Sold                                                 312,169   $  10,141,141         202,845    $  4,150,336
     Redeemed                                            (423,239)    (13,896,846)       (167,166)     (3,531,086)
                                                     ------------   -------------    ------------    ------------
     Net Increase (Decrease)                             (111,070)  $  (3,755,705)         35,679    $    619,250
                                                     ============   =============    ============    ============

                                                                 CLASS R                         CLASS I
                                                     ----------------------------    ----------------------------
     HALLMARK STRATEGIC GROWTH FUND                     SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                  ------------    ------------    ------------    ------------
     Sold                                                   2,640    $     19,295          12,933    $     93,321
     Reinvested                                                --              --             940           7,039
     Redeemed                                              (7,937)        (57,459)        (88,891)       (650,089)
                                                     ------------    ------------    ------------    ------------
     Net Decrease                                          (5,297)   $    (38,164)        (75,018)   $   (549,729)
                                                     ============    ============    ============    ============

** For the year ended April 30, 2004, which was the SBH Fund's fiscal year end.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                  CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value, beginning of period       $   7.90       $   8.64       $   7.55     $   8.43     $  12.37     $  21.49
                                                --------       --------       --------     --------     --------     --------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                (0.02)            --^^        (0.06)       (0.04)       (0.09)       (0.20)
       Net realized and unrealized gain
         (loss)                                     0.67          (0.74)          1.15        (0.84)       (3.52)       (5.89)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.65          (0.74)          1.09        (0.88)       (3.61)       (6.09)
                                                --------       --------       --------     --------     --------     --------
     Less distribution from net realized
       capital gain                                   --             --             --           --        (0.33)       (3.03)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   8.55       $   7.90       $   8.64     $   7.55     $   8.43     $  12.37
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   8.23%         (8.56)%        14.44%      (10.44)%     (29.52)%     (31.35)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  3,525       $  3,631       $  4,675     $  4,362     $  5,364     $  8,789
     Ratio of expenses to average net
       assets                                       1.47%**        1.45%**        1.46%        1.45%        1.47%        1.47%
     Ratio of net investment income
       (loss) to average net assets                (0.41)%**      (0.06)%**      (0.74)%      (0.50)%      (0.86)%      (1.13)%
     Portfolio turnover rate                          39%            95%            69%         105%         127%         145%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value, beginning of period       $   3.82       $   4.15       $   3.61     $   4.01     $   6.06     $  12.23
                                                --------       --------       --------     --------     --------     --------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                   --           0.02          (0.01)          --^^      (0.01)       (0.04)
       Net realized and unrealized gain
         (loss)                                     0.32          (0.35)          0.55        (0.40)       (1.71)       (3.10)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.32          (0.33)          0.54        (0.40)       (1.72)       (3.14)
                                                --------       --------       --------     --------     --------     --------
     Less distribution from net realized
       capital gain                                   --             --             --           --        (0.33)       (3.03)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   4.14       $   3.82       $   4.15     $   3.61     $   4.01     $   6.06
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   8.38%         (7.95)%        14.96%       (9.98)%     (29.05)%     (30.92)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  1,257       $  1,285       $  1,277     $  1,026     $  1,201     $  1,835
     Ratio of expenses to average net assets        0.91%**        0.90%**        0.91%        0.90%        0.92%        0.92%
     Ratio of net investment income (loss)
       to average net assets                        0.15%**        0.49%**       (0.20)%       0.04%       (0.31)%      (0.56)%
     Portfolio turnover rate                          39%            95%            69%         105%         127%         145%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                                  CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK INFORMED INVESTORS GROWTH FUND

     Net asset value, beginning of period       $  11.49       $  10.69       $   8.50     $   9.31     $  10.31     $  16.44
                                                --------       --------       --------     --------     --------     --------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                (0.05)          0.03          (0.03)       (0.04)       (0.04)       (0.02)
       Net realized and unrealized gain
         (loss)                                     0.55           0.77           2.22        (0.77)       (0.96)       (5.64)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.50           0.80           2.19        (0.81)       (1.00)       (5.66)
                                                --------       --------       --------     --------     --------     --------
     Distributions from net realized capital
       gain                                           --             --             --           --           --        (0.47)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $  11.99       $  11.49       $  10.69     $   8.50     $   9.31     $  10.31
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   4.35%          7.48%         25.76%       (8.70)%      (9.70)%     (34.41)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  4,342       $  4,748       $  5,064     $  4,220     $  5,166     $  6,941
     Ratio of expenses to average net assets        1.57%**        1.55%**        1.56%        1.55%        1.56%        1.56%
     Ratio of net investment income (loss) to
       average net assets                          (0.84)%**       0.25%**       (0.22)%      (0.37)%      (0.41)%      (0.08)%
     Portfolio turnover rate                         100%           250%           340%         504%         356%         529%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK INFORMED INVESTORS GROWTH FUND

     Net asset value, beginning of period       $   9.95       $   9.22       $   7.29     $   7.94     $   8.74     $  13.98
                                                --------       --------       --------     --------     --------     --------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                 0.02           0.06           0.03         0.01         0.01         0.08
       Net realized and unrealized gain
         (loss)                                     0.45           0.67           1.90        (0.66)       (0.81)       (4.85)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.47           0.73           1.93        (0.65)       (0.80)       (4.77)
                                                --------       --------       --------     --------     --------     --------
     Distributions from net realized capital
       gain                                           --             --             --           --           --        (0.47)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $  10.42       $   9.95       $   9.22     $   7.29     $   7.94     $   8.74
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   4.72%          7.92%         26.47%       (8.19)%      (9.15)%     (34.10)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  1,490       $  1,407       $  1,081     $    799     $    893     $    995
     Ratio of expenses to average net assets        1.01%**        1.00%**        1.01%        1.00%        1.01%        1.01%
     Ratio of net investment income (loss) to
       average net assets                           0.44%**        0.80%**        0.34%        0.18%        0.14%        0.61%
     Portfolio turnover rate                         100%           250%           340%         504%         356%         529%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                                  CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                       YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value, beginning of period       $  10.44       $   9.54       $   8.21     $   9.73     $  12.00     $  20.41
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.02          (0.06)            --^^      (0.02)       (0.12)       (0.10)
       Net realized and unrealized gain
         (loss)                                     1.25           0.96           1.33        (1.50)       (1.86)       (4.51)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               1.27           0.90           1.33        (1.52)       (1.98)       (4.61)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from net realized
       capital gain                                   --             --             --           --        (0.29)       (3.80)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $  11.71       $  10.44       $   9.54     $   8.21     $   9.73     $  12.00
                                                ========       ========       ========     ========     ========     ========
     Total Return                                  12.16%          9.43%         16.20%      (15.62)%     (16.48)%     (26.29)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  1,531       $  1,649       $  1,593     $  1,382     $  4,630     $  9,873
     Ratio of expenses to average net assets        1.83%**        1.80%**        1.88%        1.83%        1.84%        1.94%
     Ratio of net investment income (loss)
       to average net assets                        0.35%**       (0.71)%**       0.02%       (0.22)%      (0.55)%      (0.51)%
     Portfolio turnover rate                          49%            74%           180%          98%         112%          47%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                       YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value, beginning of period       $   8.87       $   8.07       $   6.91     $   8.19     $  10.13     $  17.82
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.04          (0.01)          0.05        (0.01)          --^^       0.04
       Net realized and unrealized gain
         (loss)                                     1.07           0.81           1.11        (1.27)       (1.65)       (3.88)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               1.11           0.80           1.16        (1.28)       (1.65)       (3.84)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from:
       Net investment income                          --             --             --           --           --        (0.05)
       Net realized capital gain                      --             --             --           --        (0.29)       (3.80)
                                                --------       --------       --------     --------     --------     --------
     Total distributions                              --             --             --           --        (0.29)       (3.85)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   9.98       $   8.87       $   8.07     $   6.91     $   8.19     $  10.13
                                                ========       ========       ========     ========     ========     ========
     Total Return                                  12.51%          9.91%         16.79%      (15.63)%     (16.26)%     (25.83)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $    520       $    474       $    432     $    352     $  3,835     $  3,943
     Ratio of expenses to average net assets        1.26%**        1.25%**        1.34%        1.29%        1.29%        1.39%
     Ratio of net investment income (loss) to
       average net assets                           0.84%**       (0.16)%**       0.57%       (0.20)%       0.06%        0.30%
     Portfolio turnover rate                          49%            74%           180%          98%         112%          47%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                          CLASS R
                                             -------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      ----------------------------------
                                                  2005           2005*          2004         2003         2002
                                             --------------    ---------      --------     --------     --------
     HALLMARK INTERNATIONAL SMALL-CAP FUND

     Net asset value, beginning of period       $   7.53       $   8.47       $   7.53     $   7.95     $   7.32
                                                --------       --------       --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.01          (0.06)         (0.02)        0.05         0.01
       Net realized and unrealized gain
         (loss)                                     1.02           0.59           1.26        (0.47)        0.62
                                                --------       --------       --------     --------     --------
     Total from investment operations               1.03           0.53           1.24        (0.42)        0.63
                                                --------       --------       --------     --------     --------
     Less distributions from net realized
       capital gain                                   --          (1.47)         (0.30)          --           --
                                                --------       --------       --------     --------     --------
     Net asset value, end of period             $   8.56       $   7.53       $   8.47     $   7.53     $   7.95
                                                ========       ========       ========     ========     ========
     Total Return                                  13.68%          5.85%         16.13%       (5.28)%       8.61%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $    388       $    340       $  1,550     $    883     $    194
     Ratio of expenses to average net assets        1.82%**        1.83%**        1.83%+++     1.80%        1.81%
     Ratio of net investment income (loss)
       to average net assets                        0.15%**       (0.25)%**      (0.02)%       1.74%        0.12%
     Portfolio turnover rate                          79%           252%           360%         141%         155%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD                                               PERIOD
                                                 ENDED           ENDED                YEARS ENDED MAY 31,             ENDED
                                              SEPTEMBER 30,    MARCH 31,      ----------------------------------     MAY 31,
                                                  2005*          2005*          2004         2003         2002        2001^
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK INTERNATIONAL SMALL-CAP FUND

     Net asset value, beginning of period       $   7.70       $   8.57       $   7.57     $   7.95     $   7.28     $  10.00
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.03           0.03           0.01         0.05         0.05        (0.04)
       Net realized and unrealized gain
         (loss)                                     1.04           0.57           1.29        (0.43)        0.62        (2.68)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               1.07           0.60           1.30        (0.38)        0.67        (2.72)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from net realized
       capital gain                                   --          (1.47)         (0.30)          --           --           --
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   8.77       $   7.70       $   8.57     $   7.57     $   7.95     $   7.28
                                                ========       ========       ========     ========     ========     ========
     Total Return                                  13.90%          6.67%         16.85%       (4.78)%       9.20%      (27.20)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $    236       $    207       $    340     $    166     $    175     $    148
     Ratio of expenses to average net assets        1.26%**        1.28%**        1.27%+++     1.25%        1.26%        1.25%**
     Ratio of net investment income (loss) to
       average net assets                           0.69%**        0.30%**        0.48%        0.70%        0.68%       (0.56)%**
     Portfolio turnover rate                          79%           252%           360%         141%         155%         164%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                                  CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK LARGE-CAP GROWTH FUND

     Net asset value, beginning of period       $   8.93       $   9.01       $   7.60     $   8.38     $  11.06     $  17.32
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment (loss) income                 0.01           0.03             --^^         --^^      (0.05)       (0.10)
       Net realized and unrealized gain
         (loss)                                     0.29          (0.11)          1.41        (0.78)       (2.63)       (2.09)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.30          (0.08)          1.41        (0.78)       (2.68)       (2.19)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from:
       Net investment income                          --             --             --           --           --        (0.05)
       Net realized capital gain                      --             --             --           --           --        (4.02)
                                                --------       --------       --------     --------     --------     --------
     Total distribution                               --             --             --           --           --        (4.07)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   9.23       $   8.93       $   9.01     $   7.60     $   8.38     $  11.06
                                                ========       ========       ========     ========     ========     ========
     Total Return with management
       contribution                                 3.36%         (0.89)%        18.55%       (9.31)%     (24.23)%     (14.10)%
     Total Return without management
       contribution                                   --             --             --           --           --           --

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  2,012       $  2,269       $  2,452     $  2,193     $  2,790     $  3,697
     Ratio of expenses to average net
       assets                                       1.53%**        1.45%**        1.45%        1.45%        1.46%        1.48%
     Ratio of net investment income
       (loss) to average net assets                 0.25%**        0.47%**          --%++     (0.06)%      (0.53)%      (0.78)%
     Portfolio turnover rate                          35%            44%            58%          63%          99%         158%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                  ENDED          ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK LARGE-CAP GROWTH FUND

     Net asset value, beginning of period       $   3.26       $   3.29       $   2.77     $   3.03     $   3.98     $   9.06
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.01           0.04           0.01         0.01           --^^      (0.05)
       Net realized and unrealized gain
         (loss)                                     0.11          (0.06)          0.51        (0.27)       (0.95)       (0.94)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.12          (0.02)          0.52        (0.26)       (0.95)       (0.99)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from:
       Net investment income                          --          (0.01)            --^^         --           --        (0.07)
       Net realized capital gain                      --             --             --           --           --        (4.02)
                                                --------       --------       --------     --------     --------     --------
     Total distribution                               --          (0.01)            --^^         --           --        (4.09)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   3.38       $   3.26       $   3.29     $   2.77     $   3.03     $   3.98
                                                ========       ========       ========     ========     ========     ========
     Total Return with management
       contribution                                 3.68%         (0.62)%        18.95%       (8.58)%     (23.87)%     (13.59)%
     Total Return without management
       contribution                                   --             --             --           --           --           --

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  1,395       $  1,576       $  2,932     $  1,021     $  1,374     $  1,111
     Ratio of expenses to average net assets        0.97%**        0.90%**        0.90%        0.90%        0.91%        0.93%
     Ratio of net investment income (loss) to
       average net assets                           0.79%**        0.99%**        0.58%        0.50%        0.05%       (0.21)%
     Portfolio turnover rate                          35%            44%            58%          63%          99%         158%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                      CLASS R
                                                            ----------------------------
                                                              SIX MONTHS         PERIOD
                                                                 ENDED            ENDED
                                                             SEPTEMBER 30,      MARCH 31,
                                                                 2005            2005***
                                                            --------------     ---------
     HALLMARK MID-CAP GROWTH FUND

     Net asset value, beginning of period                      $  14.13        $   14.01
                                                               --------        ---------
     Income from investment operations
       Net investment loss                                        (0.04)           (0.01)
       Net realized and unrealized gain (loss)                     0.53             0.13
                                                               --------        ---------
     Total from investment operations                              0.49             0.12
                                                               --------        ---------
     Less distributions from net realized capital gain               --               --
                                                               --------        ---------
     Net asset value, end of period                            $  14.62        $   14.13
                                                               ========        =========
     Total Return                                                  3.47%            0.86%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                      $    511        $      63
     Ratio of expenses to average net assets                       1.51%**          1.46%**
     Ratio of net investment loss to average net assets           (0.79)%**        (0.80)%**
     Portfolio turnover rate                                         46%              43%

                                                                                  CLASS I##
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED APRIL 30
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005#          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK MID-CAP GROWTH FUND

     Net asset value, beginning of period       $  14.07       $  13.07       $  10.12     $  12.14     $ 13.23      $  14.37
                                                --------       --------       --------     --------     -------      --------
     Income from investment operations
       Net investment loss                         (0.03)         (0.08)         (0.09)       (0.08)      (0.08)        (0.09)
       Net realized and unrealized gain
         (loss)                                     0.55           1.21           3.04        (1.94)      (0.46)         1.25
                                                --------       --------       --------     --------     -------      --------
     Total from investment operations               0.52           1.13           2.95        (2.02)      (0.54)         1.16
                                                --------       --------       --------     --------     -------      --------
     Less distributions from net realized
       capital gain                                   --          (0.13)            --           --       (0.55)        (2.30)
                                                --------       --------       --------     --------     -------      --------
     Net asset value, end of period             $  14.59       $  14.07       $  13.07     $  10.12     $ 12.14      $  13.23
                                                ========       ========       ========     ========     =======      ========
     Total Return                                   3.70%          8.63%         29.15%      (16.64)%     (3.99)%        7.13%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $ 16,460       $ 16,063       $ 15,480     $ 11,361     $ 12,653     $ 11,453
     Ratio of expenses to average net assets
       Before expense reimbursement                 1.01%**        1.73%**        2.05%        2.31%       2.14%         2.17%
       After expense reimbursement                  1.01%**        1.27%**        1.40%        1.40%       1.40%         1.40%
     Ratio of net investment income (loss) to
       average net assets                          (0.36)%**      (0.61)%**      (0.74)%      (0.80)%     (0.73)%       (0.72)%
     Portfolio turnover rate                          46%            43%            46%          37%         63%           90%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                                  CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK SMALL-CAP GROWTH FUND

     Net asset value, beginning of period       $  35.58       $  34.45       $  26.46     $  30.85     $  38.01     $  45.89
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment loss                         (0.26)         (0.53)         (0.51)       (0.37)       (0.46)       (0.28)
       Net realized and unrealized gain
         (loss)                                     5.25           1.66           8.50        (4.02)       (6.70)       (6.94)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               4.99           1.13           7.99        (4.39)       (7.16)       (7.22)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from net realized
       gains                                          --             --             --           --           --        (0.66)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $  40.57       $  35.58       $  34.45     $  26.46     $  30.85     $  38.01
                                                ========       ========       ========     ========     ========     ========
     Total Return                                  14.02%          3.28%         30.20%      (14.23)%     (18.84)%     (15.74)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $ 33,369       $ 32,770       $ 47,449     $ 39,980     $ 54,139     $ 66,028
     Ratio of expenses to average net assets        1.57%**        1.55%**        1.55%        1.55%        1.56%        1.55%
     Ratio of net investment loss to average
       net assets                                  (1.30)%**      (1.49)%**      (1.50)%      (1.47)%      (1.36)%      (0.83)%
     Portfolio turnover rate                          17%            10%            24%          14%          25%          15%

                                                                                  CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                      YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK SMALL-CAP GROWTH FUND

     Net asset value, beginning of period       $  22.40       $  21.62       $  16.51     $  19.14     $  23.46     $  28.49
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment loss                         (0.09)         (0.24)         (0.20)       (0.13)       (0.18)       (0.05)
       Net realized and unrealized gain
         (loss)                                     3.30           1.02           5.31        (2.50)       (4.14)       (4.32)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               3.21           0.78           5.11        (2.63)       (4.32)       (4.37)
                                                --------       --------       --------     --------     --------     --------
     Less distributions from net realized
       capital gain                                   --             --             --           --           --        (0.66)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $  25.61       $  22.40       $  21.62     $  16.51     $  19.14     $  23.46
                                                ========       ========       ========     ========     ========     ========
     Total Return                                  14.33%          3.61%         30.95%      (13.74)%     (18.41)%     (15.35)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $ 18,179       $ 16,743       $ 20,960     $ 15,416     $ 17,312     $ 21,413
     Ratio of expenses to average net assets        1.01%**        1.00%**        1.00%        1.00%        1.01%        1.00%
     Ratio of net investment loss to average
       net assets                                  (0.74)%**      (0.93)%**      (0.95)%      (0.92)%      (0.80)%      (0.30)%
     Portfolio turnover rate                          17%            10%            24%          14%          25%          15%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

                                                                                 CLASS R
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                       YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK STRATEGIC GROWTH FUND

     Net asset value, beginning of period       $   7.63       $   7.37       $   6.43     $   6.82     $   9.50     $  11.59
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                (0.01)          0.01          (0.02)       (0.02)       (0.05)       (0.01)
       Net realized and unrealized gain
         (loss)                                     0.20           0.25           0.96        (0.37)       (2.63)       (2.08)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.19           0.26           0.94        (0.39)       (2.68)       (2.09)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   7.82       $   7.63       $   7.37     $   6.43     $   6.82     $   9.50
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   2.49%          3.53%         14.62%       (5.72)%     (28.21)%     (18.03)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $    993       $  1,010       $    977     $    885     $  1,023     $  1,442
     Ratio of expenses to average net
       assets (without reimbursement)               1.55%**        1.45%**        1.47%        1.46%        1.46%        1.46%
     Ratio of net investment income (loss)
       to average net assets                       (0.32)%**       0.12%**       (0.23)%      (0.25)%      (0.65)%      (0.10)%
     Portfolio turnover rate                          66%            21%            14%           6%          14%          12%

                                                                                 CLASS I
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS       PERIOD
                                                 ENDED           ENDED                       YEARS ENDED MAY 31,
                                              SEPTEMBER 30,    MARCH 31,      -----------------------------------------------
                                                  2005           2005*          2004         2003         2002         2001
                                             --------------    ---------      --------     --------     --------     --------
     HALLMARK STRATEGIC GROWTH FUND

     Net asset value, beginning of period       $   7.80       $   7.52       $   6.53     $   6.89     $   9.57     $  11.64
                                                --------       --------       --------     --------     --------     --------
     Income from investment operations
       Net investment income (loss)                 0.03           0.05           0.04         0.02           --^^       0.05
       Net realized and unrealized gain
         (loss)                                     0.18           0.25           0.97        (0.38)       (2.66)       (2.09)
                                                --------       --------       --------     --------     --------     --------
     Total from investment operations               0.21           0.30           1.01        (0.36)       (2.66)       (2.04)
                                                --------       --------       --------     --------     --------     --------
     Less distribution from net investment
       income                                         --          (0.02)         (0.02)          --        (0.02)       (0.03)
                                                --------       --------       --------     --------     --------     --------
     Net asset value, end of period             $   8.01       $   7.80       $   7.52     $   6.53     $   6.89     $   9.57
                                                ========       ========       ========     ========     ========     ========
     Total Return                                   2.69%          3.98%         15.36%       (5.22)%     (27.82)%     (17.59)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)       $  1,076       $  3,011       $  3,207     $  3,276     $  4,807     $  8,402
     Ratio of expenses to average net
       assets (with reimbursement)                    --             --             --           --           --         0.86%
     Ratio of expenses to average net
       assets (without reimbursement)               0.92%**        0.90%**        0.92%        0.91%        0.91%        0.91%
     Ratio of net investment income (loss) to
       average net assets                           0.30%**        0.67%**        0.32%        0.29%       (0.10)%       0.48%
     Portfolio turnover rate                          66%            21%            14%           6%          14%          12%

(6) FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)

----------
*    For the period from June 1, 2004 to March 31, 2005 (Note 1).
**   Annualized.
*** For the period from January 10, 2005 (Commencement of Class R Operations) to March 31, 2005.
+    From June 1, 1999 (Commencement of Operations) to May 31, 2000.
++   Amount rounds to less than 0.005%.
+++ The ratios of expenses to average net assets for Hallmark International Small-Cap Fund in the financial highlights for the year ended May 31, 2004 have been restated from 2.05% to 1.83% for the Class R shares and from 1.49% to 1.27% for the Class I shares in order to correct for an error in the calculation.
^    From August 1, 2000 (Commencement of Operations) to May 31, 2001.
^^   Amount rounds to less than $0.005 per share.
#    For the period from May 1, 2004 to March 31, 2005 (Note 1).
## The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.

(7)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

                                   (UNAUDITED)
        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Board met on June 30, 2005, to consider the approval of the "Comprehensive Fee" Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted in favor of each "Comprehensive Fee" Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded and the nature and extent of the services provided by RMCI under each "Comprehensive Fee" Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each "Comprehensive Fee" Investment Management Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees though the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to funds with similar investment objectives and policies and of comparable size. The Trustees took into consideration the small size of the Fund and its correspondingly high administrative and operating costs, particularly in the case of the retail classes of shares. The Trustees also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Upon consideration, the Trustees concluded that the comprehensive management fee for the Fund was not excessive relative to that of comparable funds. Based upon their review, the Trustees concluded that the fee payable under each "Comprehensive Fee" Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees evaluated the performance of each Fund for one-, three-, five- and ten-year periods, as applicable, relative to funds with similar objectives and comparable size and found such performance to be competitive.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under "Comprehensive Fee" Investment Management Agreement.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded the RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the "Comprehensive Fee" Investment Management Agreements.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at April 1, 2005 and held for the entire six-month period ending September 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                          APRIL 1, 2005          SEPTEMBER 30, 2005     EXPENSES PAID DURING PERIOD*
                                                     -----------------------    --------------------    ----------------------------
HALLMARK CAPITAL APPRECIATION CLASS R
Actual                                                     $   1,000.00              $  1,041.26                  $  7.37
Hypothetical                                               $   1,000.00              $  1,017.19                  $  7.74

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK CAPITAL APPRECIATION CLASS I
Actual                                                     $   1,000.00              $  1,041.01                  $  4.61
Hypothetical                                               $   1,000.00              $  1,020.09                  $  4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK INFORMED INVESTORS GROWTH CLASS R
Actual                                                     $   1,000.00             $  1,021.81                   $  7.87
Hypothetical                                               $   1,000.00             $  1,016.06                   $  8.27

* Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK INFORMED INVESTORS GROWTH CLASS I
Actual                                                     $   1,000.00            $  1,023.66                    $  5.06
Hypothetical                                               $   1,000.00            $   1019.61                    $  5.32

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                                     BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                          APRIL 1, 2005          SEPTEMBER 30, 2005     EXPENSES PAID DURING PERIOD*
                                                     -----------------------    --------------------    ----------------------------
HALLMARK INTERNATIONAL EQUITY CLASS R
Actual                                                     $   1,000.00            $  1,060.97                    $  9.18
Hypothetical                                               $   1,000.00            $  1,015.30                    $  9.63

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL EQUITY CLASS I
Actual                                                     $   1,000.00            $  1,062.77                    $  6.27
Hypothetical                                               $   1,000.00            $  1,018.35                    $  6.58

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL SMALL-CAP CLASS R
Actual                                                     $   1,000.00            $  1,068.54                    $  9.18
Hypothetical                                               $   1,000.00            $  1,015.30                    $  9.63

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL SMALL-CAP CLASS I
Actual                                                     $   1,000.00            $  1,069.69                    $  6.32
Hypothetical                                               $   1,000.00            $  1,018.30                    $  6.63

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK LARGE-CAP GROWTH CLASS R
Actual                                                     $   1,000.00            $  1,016.85                    $  7.67
Hypothetical                                               $   1,000.00            $  1,016.88                    $  8.05

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK LARGE-CAP GROWTH CLASS I
Actual                                                     $   1,000.00            $  1,018.45                    $  4.86
Hypothetical                                               $   1,000.00            $  1,019.82                    $  5.11

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK MID-CAP GROWTH CLASS R
Actual                                                     $   1,000.00            $  1,017.40                    $  7.57
Hypothetical                                               $   1,000.00            $  1,016.98                    $  7.95

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK MID-CAP GROWTH CLASS I
Actual                                                      $   1,000.00           $  1,018.55                    $  5.06
Hypothetical                                                $   1,000.00           $  1,019.61                    $  5.32

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK SMALL-CAP GROWTH CLASS R
Actual                                                     $   1,000.00            $  1,070.29                    $  7.87
Hypothetical                                               $   1,000.00            $  1,016.66                    $  8.27

* Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                                     BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                          APRIL 1, 2005          SEPTEMBER 30, 2005     EXPENSES PAID DURING PERIOD*
                                                     -----------------------    --------------------    ----------------------------
HALLMARK SMALL-CAP GROWTH CLASS I
Actual                                                     $   1,000.00            $  1,071.90                    $  5.01
Hypothetical                                               $   1,000.00            $  1,019.67                    $  5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK STRATEGIC GROWTH CLASS R
Actual                                                     $   1,000.00            $  1,030.63                    $  7.77
Hypothetical                                               $   1,000.00            $  1,016.77                    $  8.16

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

HALLMARK STRATEGIC GROWTH CLASS I
Actual                                                     $   1,000.00            $  1,032.29                    $  5.01
Hypothetical                                               $   1,000.00            $  1,019.67                    $  5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge upon request on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, a description of how an investor may obtain information regarding each Fund's portfolio holdings is available in the Funds Statement of Additional Information.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed us that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and March 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred. As part of its report dated May 31, 2005 filed as an exhibit to the Funds' most recent Form N-SAR, PricewaterhouseCoopers, LLP advised management that management had not maintained effective internal control over the calculation and reporting of the Funds' "Financial Highlights" included in the annual report for the period ended March 31, 2005.

The Funds are in the process of selecting a new independent accountant to replace PricewaterhouseCoopers LLP.

The Funds provided PricewaterhouseCoopers LLP with a copy of these disclosures and have requested PricewaterhouseCoopers LLP to furnish the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter, dated November 29, 2005, is filed as an exhibit to this Form N-SAR.

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

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

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

[HALLMARK FUNDS(SM) A RESERVE MANAGEMENT AFFILIATE LOGO]


1250 Broadway, New York, NY 10001-3701
888-823-2867


GENERAL INFORMATION AND BALANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com


This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HEST/SEMI-ANNUAL 09/05

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)        Based on an evaluation of the disclosure controls and procedures
(as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)    Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Equity Series Trust

Date:  December 6, 2005


By:         /s/ Bruce R. Bent II
            --------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer (Principal Executive Officer)


By:         /s/ Arthur T. Bent III
            ----------------------
            Name:  Arthur T. Bent III
            Title: Co-Chief Executive Officer (Principal Executive Officer)


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:       December 6, 2005


By:         /s/ Bruce R. Bent II
            --------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer


By:         /s/ Arthur T. Bent III
            ----------------------
            Name:  Arthur T. Bent III
            Title: Co-Chief Executive Officer


By:         /s/ Bruce R. Bent
            -----------------
            Name:  Bruce R. Bent
            Title: Treasurer and Chief Financial Officer